-------------------------------------------------


QUANTITATIVE GROUP OF FUNDS

                        U.S. EQUITY FUNDS

                             Quantitative Numeric Fund

                             Quantitative Numeric II Fund

                             Quantitative Disciplined Growth Fund

                             Quantitative Growth and Income Fund

                        INTERNATIONAL EQUITY FUNDS

                             Quantitative International Equity Fund

                             Quantitative Foreign Frontier Fund


SEMI-ANNUAL REPORT
September 30, 1995

                                November 29, 1995

Dear Fellow Shareholder:

I am pleased to provide you with the semi-annual report of the Quantitative Group of Funds. The last six months (April 1, 1995 through September 30, 1995) was a very successful period for the United States equity markets, and invest-ors in our domestic funds -- who enjoyed double digit returns. Many of the de-veloped and emerging international markets, however, fared relatively less well over this six month period.

As a quantitatively managed fund group, we believe that consistent application of a disciplined strategy offers investors the best opportunity for good re-turns over the long term. Thus, while I am pleased to offer you recent portfo-lios and performance information for the past six months, each fund should be viewed in light of your broader investment goals. I would encourage you to read the overviews in this report offered by the portfolio managers of each of our funds.

In the upcoming year, we will continue our efforts to maximize returns for shareholders and to improve our services. We appreciate the confidence you have shown by placing your investments with us. We are available at any time to an-swer questions and provide assistance.

                                Sincerely,

                                Edward L. Pittman
                                President

___________________________________________________ QUANTITATIVE GROUP OF FUNDS

PERFORMANCE AND PORTFOLIO OVERVIEW AS OF SEPTEMBER 30, 1995


QUANTITATIVE NUMERIC FUND
-------------------------------------------------------------------------------
MANAGER'S DISCUSSION

The Numeric Fund is a small company growth fund that invests primarily in smaller, rapidly growing companies with less than $800 million in market capi-talization, although it may also purchase securities of larger companies with favorable expected growth rates. Numeric Investors L.P. manages the Fund using a quantitative investment model that examines companies primarily on the basis of two factors: analysts' earnings estimate revisions and fair value. Stocks with the highest combined ranking are candidates for purchase.

At the end of March, upon attaining $100 million in assets, the Fund was closed to additional investments. Our decision to close the Fund was designed to avoid having the Fund reach asset levels at which it could not effectively implement its investment strategy. Investors with existing automatic invest-ment programs, IRAs, or 401(k)s may continue to contribute to the Fund.

During the six-month period from April 1995 to September 1995, the Fund pro-duced a return of 27.70% for investors in Ordinary Shares (excluding the ef-fects of the 1% redemption fee), compared to a 20.18% return for its bench-mark, the Russell 2000 Index, and a return of 21.86% for the average small company fund, according to Morningstar.

Lower interest rates and a continuation of very strong corporate earnings an-nouncements helped to fuel the general market for smaller stocks. Both the earnings estimate revisions and fair value components of the Fund's investment process performed well during the period. The earnings estimate revisions com-ponent was aided by economic stability during the period. In addition, the fair value model offered good insights despite a move by the market late in the period towards favoring more stable growth stocks. Some of the Fund's rel-ative success also can be attributed to its exposure in technology stocks. The amount invested by the Fund in technology reached approximately 30% of the Fund's assets at the end of September.

We expect that interest rates will be a key factor over the next six months, but should remain steady. Lower rates, however, could lead to higher returns, while, conversely, higher rates could lead to lower returns. If the economy slows down over the next six months, the smaller companies in which the Fund invests should fare better than larger companies--whose fortunes are more closely tied to the economy.

    John C. Bogle, Jr., CFA
    Numeric Investors L.P.


-------------------------------
AVERAGE ANNUAL RATE OF RETURN*

                       1 Year   3 Years   5 Years   10 Years   Inception
Ordinary Shares        34.72%   31.39%    N/A       N/A        30.46%(8/3/92)
Institutional Shares   36.77%   N/A       N/A       N/A        25.15%(1/6/93)

* See accompanying Notes, which should be read in conjunction with this mate-rial. Past performance is not predictive of future performance.


-------------------------------
PORTFOLIO COMPOSITION


[PIE GRAPH APPEARS HERE]

Cash                                   6%
Cons. Cycl.                           22%
Basic Ind.                             5%
Cons. Non-Cycl.                       21%
Industrials                           11%
Financials                             95
Technology                            27%


Number of Holdings              98

Dollars Invested      $118 million

Average Market Cap   $1.05 billion

-------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  __________________________________________________

QUANTITATIVE NUMERIC II FUND

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

The Quantitative Numeric II Fund invests primarily in common stocks of compa-nies with medium market capitalizations, generally $800 million to $5 billion. The Fund employs an investment strategy similar to that used by its older sib-ling, but limits sector exposure to +/- 5% of its benchmark, the S&P 400 Index.

The Fund began investing in March 1995 and continued to diversify its invest-ment portfolio through April. During the six-month period from April 1995 to September 1995, the Fund produced a return of 21.25% for investors in Ordinary Shares (excluding the effects of the 1% redemption fee), compared to a 19.32% return for its benchmark, the S&P 400 Index. The performance of mid cap stocks, as measured by the Index, over the period was within a percentage point of the returns for smaller companies, as measured by the Russell 2000 Index.

Due to the similarity of the investment models used by the two Quantitative Nu-meric Funds, the returns for the Numeric II Fund were influenced by many of the same factors as affected the Numeric Fund. The general small cap market bene-fited from a combination of lower interest rates and strong corporate earnings announcements. Economic stability enhanced the performance of the earnings es-timate revisions portion of the Fund's investment model. The fair value compo-nent of the model also performed well during the period, despite a trend favor-ing growth stocks at the end of the period. This trend affected Numeric II slightly more than Numeric due to the greater emphasis on fair value in the Nu-meric II model. The risk controls applied by the Fund to limit relative sector exposure also contributed to the consistency of the Fund's performance over the period.

    John C. Bogle, Jr., CFA
    Numeric Investors L.P.

--------------------------------
AGGREGATE TOTAL RATE OF RETURN*

                       1 Year   3 Years   5 Years   10 Years   Inception
Ordinary Shares        N/A      N/A       N/A       N/A        22.70%(3/21/95)
Institutional Shares   N/A      N/A       N/A       N/A        19.47%(4/17/95)

* See accompanying Notes, which should be read in conjunction with this materi-al. Past performance is not predictive of future performance.

--------------------------------
PORTFOLIO COMPOSITION

[PIE GRAPH APPEARS HERE]

Utilities                         14%
Financials                        16%
Cons. Non-Cycl.                   13%
Technology                        16%
Cash                               9%
Industrials                       11%
Basic Ind.                         6%
Cons. Cycl.                       12%
Energy                             4%


Number of Holdings              64

Dollars Invested      $2.2 million

Median Market Cap     $3.0 billion

-------------------------------------------------------------------------------

___________________________________________________ QUANTITATIVE GROUP OF FUNDS

QUANTITATIVE GROWTH AND INCOME FUND

-------------------------------------------------------------------------------

MANAGER'S DISCUSSION

The Growth and Income Fund is designed to serve as a core domestic stock fund, focusing on investment opportunities among larger companies. The Fund employs an investment model that measures both growth and value characteristics of stocks within its universe of eligible investments. Sector allocations for the Fund are similar to the S&P 500. Although the Fund invests primarily in secu-rities of U.S. companies, it also invests in securities of foreign companies that are included in the S&P 500. The Fund is designed to provide value through individual stock selection.

During the six-month period from April 1995 to September 1995, the Fund pro-duced a return of 15.38% for investors in Ordinary Shares (excluding the ef-fects of the 1% redemption fee), compared to a 18.23% return for its bench-mark, the S&P 500 Index, and a return of 16.00% for the average growth and in-come fund, according to Morningstar.

The large cap market performed extremely well over the last six months, driven by strong corporate earnings. Specific sectors, such as technology and finan-cial stocks, accounted for a significant portion of the market's performance. Because the Fund stays close to the index benchmark weights in each sector, it did not benefit as much from the performance of these sectors as smaller cap funds and growth and income funds that acquired larger sector bets. The Fund has refined its investment model during the period, however, to permit slightly larger sector concentrations than its benchmark index. In addition, the Fund has sharpened its focus by eliminating from its available investment universe a number of industries that individually comprise less than 1% of the S&P 500.

We believe that the outlook for the market generally remains favorable, and we see no evidence that a severe correction will occur in the near future. By consistently adhering to our investment strategy, we hope to continue to be in a position to participate in the market's growth.

    Steven Esielonis and Doug Holmes, CFA
    State Street Global Advisors

-------------------------------
AVERAGE ANNUAL RATE OF RETURN*

                       1 Year   3 Years   5 Years   10 Years   Inception
Ordinary Shares        23.19%   13.49%    15.50%    15.38%     14.37%(5/9/85)
Institutional Shares   25.04%   14.44%    N/A       N/A        12.60%(3/25/91)

* See accompanying Notes, which should be read in conjunction with this mate-rial. Past performance is not predictive of future performance.

-------------------------------
PORTFOLIO COMPOSITION

[PIE GRAPH APPEARS HERE]

Utilities                         13%
Cons. Staples                     22%
Basic Ind.                         6%
Financials                        13%
Energy                             9%
Industrials                       23%
Cons. Cycl.                       14%

Number of Holdings              99

Dollars Invested     $42.6 million

Average Market Cap   $21.2 billion

-------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  __________________________________________________

QUANTITATIVE DISCIPLINED GROWTH FUND

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

The Quantitative Disciplined Growth Fund searches for investment opportunities primarily among common stocks of companies with small (less than $800 million) or medium capitalizations ($800 million to $5 billion). The Fund employs arti-ficial intelligence to analyze potential investments. To limit risk, the Fund generally will not invest more than 30% of its assets in any one sector of the economy.

During the six-month period from April 1995 to September 1995, the Fund pro-duced a return of 13.98% for investors in Ordinary Shares (excluding the ef-fects of the 1% redemption fee), compared to a 20.18% return for its benchmark, the Russell 2000 Index, and a return of 21.86% for the average small company fund, according to Morningstar.

Small cap stocks outperformed both large and mid cap stocks for the six months ended September 30, 1995. During the period, the Fund has maintained a rela-tively low median market capitalization of approximately $300 million. Most of the Fund's relative underperformance can be traced to the second quarter of 1995. During this period, the Fund was acquiring additional positions in order to further diversify its investment portfolio. At the same time the Fund was underexposed in the strong technology and financial services sectors, which dominated the index returns during the quarter. Moreover, the Fund's investment bias was toward the more stable and seasoned small cap companies, rather than the volatile emerging growth companies which generated higher returns during the period.

A stronger US dollar should adversely affect large cap companies with multina-tional operations, while providing residual benefits to small cap companies, particularly in the health care and financial services areas. We believe that the valuation of small company stocks remains attractive relative to the large cap market, and has the potential for superior earnings growth.

    Dean Barr and Doug Case, CFA
    LBS Capital Management, Inc.

--------------------------------
AGGREGATE TOTAL RATE OF RETURN*

                       1 Year   3 Years   5 Years   10 Years   Inception
Ordinary Shares        N/A      N/A       N/A       N/A        16.58%(3/1/95)
Institutional Shares   N/A      N/A       N/A       N/A         4.26%(7/26/95)

*See accompanying Notes, which should be read in conjunction with this materi-al. Past performance is not predictive of future performance.

--------------------------------
PORTFOLIO COMPOSITION

[PIE GRAPH APPEARS HERE]

Basic Ind.                         8%
Cons. Cycl.                        4%
Financials                        16%
Utilities                          1%
Cons. Non-Cycl.                   18%
Energy                             3%
Technology                        23%
Cash                               9%
Industrials                       18%


Number of Holdings              92

Dollars Invested      $1.2 million

Average Market Cap    $386 million

--------------------------------------------------------------------------------

____________________________________________________ QUANTITATIVE GROUP OF FUNDS

QUANTITATIVE INTERNATIONAL EQUITY FUND

-------------------------------------------------------------------------------

MANAGER'S DISCUSSION

The International Equity Fund searches for investment opportunities in devel-oped foreign markets. In addition, the Fund maintains limited exposure to emerging markets, by investing up to 10% of its assets in closed-end country funds. The Fund's investment model emphasizes fundamental value in selecting both the countries in which to invest and the securities within the individual countries. The Fund seeks to reduce risk by diversifying the number of coun-tries in which it invests, generally 10 or more, and by diversifying the num-ber of holdings in the portfolio, generally over 100 companies.

During the six-month period from April 1995 to September 1995, the Fund pro-duced a return of 1.89% for investors in Ordinary Shares (excluding the ef-fects of the 1% redemption fee), compared to a 4.20% return for its benchmark, the Morgan Stanley EAFE Index (an index comprised of stocks of developed for-eign countries) and a return of 4.91% for the average international fund, ac-cording to Morningstar.

International markets were generally under downward pressure over the last six months. While exchange rates have been fairly strong year-to-date, a weakening in the dollar over the last six months has slightly benefited the Fund. Howev-er, a continued decline in the dollar versus key international currencies would raise concerns that exports from those countries will be adversely af-fected. The Fund's investment in emerging markets (generally less than 10% of Fund assets) through closed-end funds also yielded mixed results for the peri-od.

We believe that, as shown in 1994, investment in foreign markets provides in-vestors with an important tool to diversify their portfolio and to participate in the growth of international economies, markets, and currency. Moreover, we feel that over the long-term international investing will provide excellent returns.

    Lyle Davis, CFA and
    David Umstead, CFA, Ph.D.
    Boston International Advisors, Inc.


-------------------------------
AVERAGE ANNUAL RATE OF RETURN*

                       1 Year    3 Years   5 Years   10 Years   Inception
Ordinary Shares        (3.79%)   11.01%    5.92%     N/A         3.10% (7/31/87)
Institutional Shares   (2.41%)   N/A       N/A       N/A        (4.21%)(8/25/94)

* See accompanying Notes, which should be read in conjunction with this mate-rial. Past performance is not predictive of future performance.

-------------------------------
PORTFOLIO COMPOSITION

[PIE GRAPH APPEARS HERE]

Belgium                            5%
France                             7%
UK                                 5%
Japan                             38%
Emerging Mkts.                     8%
Australia                          4%
Germany                           17%
Other Asia                         1%
Other Europe                      15%

Number of Holdings             120

Dollars Invested     $32.5 million

--------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  ___________________________________________________

QUANTITATIVE FOREIGN FRONTIER FUND

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

The Foreign Frontier Fund concentrates on investment opportunities in the mar-kets of emerging foreign countries. The Foreign Frontier Fund is diversified, in terms of both the countries and number of holdings represented in its port-folio. Generally, the Fund will invest in three to four geographic regions and hold roughly equal positions in a number of countries within each region (10% or less).

During the six-month period from April 1995 to September 1995, the Fund pro-duced a return of 7.60% for investors in Ordinary Shares (excluding the effects of the 1% redemption fee), compared to a 8.23% return for its benchmark, the International Finance Corporation Investable Composite Index, and a return of 10.78% for the average diversified emerging markets fund, according to Morning-star.

The emerging markets rebounded strongly from the effects of Mexico's financial crisis during the period. Brazil, Mexico, and Peru were particularly strong over the period with returns exceeding 30%. The Fund's strategy of being sig-nificantly more diversified than the Index, which led the Fund to be underweighted in Mexico relative to the Index, did not have a great impact on the Fund's relative performance to the Index during this six-month period. Mexico's recent strong showing hurt the Fund's relative performance, but other countries, such as South Africa, where the Index was considerably overweighted during the period relative to the Fund, did not perform as well.. The Fund's underweighting in Mexico cushioned the Fund during the Mexican decline of early 1995. Of the fifteen countries in which the Fund is invested, only three had negative returns over the period.

The Fund's performance also was helped by a general appreciation in the curren-cies of emerging markets during the period. The Mexican peso recovered slightly from the enormous reduction in its value during the first quarter, and all but four of the countries in which the Fund invests had currencies that were strong against the dollar.

The emerging markets have recovered nicely from the effects of the Mexico cri-sis, and valuation levels continue to be attractive. As the returns for the last six months demonstrate, however, emerging markets are extremely volatile in the short-term. The Fund's diversification across countries and regions is designed to cushion the impact of such volatility. Nevertheless, investors must have a long-term horizon in order to achieve the benefits of investing in emerging markets.

    Lyle Davis, CFA and
    David Umstead, CFA, Ph.D.
    Boston International Advisors, Inc.


--------------------------------
AVERAGE ANNUAL RATE OF RETURN*

                  1 Year     3 Years   5 Years   10 Years   Inception
Ordinary Shares   (20.33%)   N/A       N/A       N/A        (20.33%)(10/1/94)

* See accompanying Notes, which should be read in conjunction with this materi-al. Past performance is not predictive of future performance.

--------------------------------
PORTFOLIO COMPOSITION

[PIE GRAPH APPEARS HERE]

Brazil                            11%
South Africa                       5%
Mexico                            11%
Argentina                          6%
Malaysia                           8%
Other S. America                  11%
Turkey                             5%
Greece                             5%
Philippines                        8%
Indonesia                          7%
Portugal                           5%
Thailand                           8%
Other Asia                         6%


Number of Holdings             161

Dollars Invested      $6.5 million

--------------------------------------------------------------------------------

NOTES

These notes relate to the discussion of return information for the Funds pro-vided on the preceding pages.

The average annual total return figures assume reinvestment of all dividends and capital gains, and, when applicable, reflect the effects of a 2% expense cap applied to the Quantitative Numeric, Quantitative Growth and Income, and Quantitative International Equity Funds as described in the prospectus. The ag-gregate total returns for the Quantitative Numeric II and Quantitative Disci-plined Growth Funds reflect the effect of expense waivers and/or reimbursements where applicable, and are for a limited period of time. If the expenses for these funds had not been subsidized, the performance would have been lower. Re-turns for the Ordinary Shares reflect the effect of the 12b-1 fee and deferred sales charge. Returns for the Ordinary and Institutional Shares of Quantitative Numeric II and Quantitative Disciplined Growth are not annualized. The perfor-mance data quoted represents past performance and may not be indicative of fu-ture performance. The investment return and principal value of a current in-vestment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

____________________________________________________ QUANTITATIVE GROUP OF FUNDS

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)
QUANTITATIVE NUMERIC FUND
-------------------------------------------------------------------------------
COMMON STOCK--94.1% (a)

                                       Shares      Value

AEROSPACE--1.4%
 U.S. Robotics Corporation               19,800 $  1,687,950
                                                ------------
AGRICULTURAL MACHINERY--0.8%
 AGCO Corporation                        21,800      991,900
                                                ------------
AIR TRAVEL--1.6%
 Continental Airlines Inc. (b)           51,200    1,875,200
                                                ------------
APPAREL & TEXTILES--3.6%
 Tommy Hilfiger Corporation (b)          53,400    1,735,500
 Nautica Enterprises Inc. (b)            19,700      674,725
 Warnaco Group Inc., Class A             47,800    1,147,200
 Wolverine World Wide Inc.               25,700      703,538
                                                ------------
                                                   4,260,963
                                                ------------
AUTO PARTS--1.0%
 Borg-Warner Automotive Inc.             19,600      627,200
 LoJack Corporation (b)                  34,700      572,550
                                                ------------
                                                   1,199,750
                                                ------------
BANKS--0.6%
 Collective Bancorp, Inc.                27,000      698,625
                                                ------------
BUSINESS SERVICES--0.2%
 Norand Corporation (b)                  14,400      264,600
                                                ------------
CHEMICALS--2.9%
 Cabot Corporation                       19,500    1,035,938
 Cytec Industries Inc. (b)               23,800    1,377,425
 Terra Industries Inc.                   67,000      954,750
 Wellman Inc.                             3,400       83,300
                                                ------------
                                                   3,451,413
                                                ------------
COMPUTERS & BUSINESS
 EQUIPMENT--7.5%
 Computer Management Sciences Inc.        2,000       28,000
 Davidson & Associates Inc. (b)          47,800    1,661,050
 Dell Computer Corporation (b)           26,400    2,244,000
 General Scanning Inc.                    2,600       29,250
 Komag Inc. (b)                          24,900    1,627,837
 Medic Computer Systems Inc. (b)         29,800    1,512,350
 Seagate Technology (b)                  24,500    1,032,063
 Trident Microsystems Inc. (b)           30,400      661,200
                                                ------------
                                                   8,795,750
                                                ------------
CONGLOMERATES--1.2%
 Harcourt General Inc.                   34,100    1,427,937
                                                ------------
CONSTRUCTION & MINING
 EQUIPMENT--1.3%
 Harnischfeger Industries Inc.           44,600    1,488,525
                                                ------------
DRUGS & HEALTH CARE--14.4%
 AHI Healthcare Systems Inc.              3,100       43,400
 AMSCO International Inc. (b)            17,900      355,763
 Community Health Systems Inc. (b)        1,600       64,600
 Dura Pharmaceuticals Inc.               13,500      342,788
 General Nutrition Companies Inc. (b)    29,600    1,346,800
 Healthcare COMPARE Corporation (b)      58,900    2,282,375
 Horizon/CMS Healthcare
  Corporation (b)                        92,200    2,097,550
 Integrated Health Services Inc.         57,900    1,635,675
 Invacare Corporation                    15,400      739,200
 Lincare Holdings Inc. (b)               46,900    1,207,675
 MediSense Inc. (b)                      46,300    1,116,987
 Medtronic Inc.                          46,200    2,483,250

                                         Shares      Value

 OrNda Healthcorp (b)                      52,200 $  1,109,250
 Oxford Health Plans Inc. (b)              15,500    1,127,625
 Renal Treatment Centers Inc. (b)          25,200      932,400
 United Dental Care Inc.                      500       15,000
                                                  ------------
                                                    16,900,338
                                                  ------------
ELECTRICAL EQUIPMENT--4.0%
 Alliance Semiconductor Corporation (b)    26,050 $  1,035,488
 Boston Scientific Corporation (b)         58,000    2,472,250
 Exide Corporation                         24,200    1,210,000
 Zycon Corporation                          2,600       31,200
                                                  ------------
                                                     4,748,938
                                                  ------------
ELECTRONICS--14.8%
 Accom Inc.                                 2,600       22,750
 Altera Corporation (b)                    35,500    2,214,313
 Avnet Inc.                                42,000    2,168,250
 Breed Technologies Inc.                   36,200      719,475
 Electro Scientific Industries Inc. (b)    24,300      847,462
 Glenayre Technologies Inc. (b)            21,750    1,566,000
 Kulicke & Soffa Industries Inc. (b)       51,800    1,890,700
 Micron Technology Inc.                    18,100    1,438,950
 Network Equipment Technologies (b)        55,000    2,289,375
 Scientific Games Holdings
  Corporation (b)                          27,000    1,009,125
 Target Therapeutics Inc. (b)              26,200    1,834,000
 Wyle Electronics                          31,800    1,427,025
                                                  ------------
                                                    17,427,425
                                                  ------------
FINANCIAL SERVICES--3.9%
 Aames Financial Corporation               17,600      514,800
 Charter One Financial Inc.                39,800    1,174,100
 John Alden Financial Corporation          83,000    1,877,875
 Olympic Financial Limited. (b)            11,900      315,350
 PennCorp Financial Group Inc.             26,900      642,238
 Union Acceptance Corporation,
  Class A (b)                               2,600       48,750
                                                  ------------
                                                     4,573,113
                                                  ------------
HOMEBUILDERS--0.8%
 U.S. Home Corporation (b)                 35,000      875,000
                                                  ------------
HOTELS AND RESTAURANTS--2.3%
 Applebee's International Inc.             53,600    1,460,600
 Wendy's International Inc.                58,600    1,237,925
                                                  ------------
                                                     2,698,525
                                                  ------------
HOUSEHOLD APPLIANCES--0.8%
 Harman International Industries Inc.      18,200      891,800
                                                  ------------
INDUSTRIAL MACHINERY--1.3%
 Measurex Corporation                      26,100      893,925
 Tecumseh Products Company, Class A        13,800      662,400
                                                  ------------
                                                     1,556,325
                                                  ------------
INSURANCE--4.8%
 American Bankers Insurance Group Inc.     22,700      845,575
 CNA Financial Corporation (b)             11,900    1,261,400
 SunAmerica Inc.                           23,000    1,446,125
 United Companies Financial Corporation    30,400    2,074,800
                                                  ------------
                                                     5,627,900
                                                  ------------

--------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  __________________________________________________

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)
QUANTITATIVE NUMERIC FUND--Continued
-------------------------------------------------------------------------------
COMMON STOCK--Continued                   SHORT TERM INVESTMENTS--2.4% (a)

                                         Shares      Value

LEISURE TIME--5.0%
 Acclaim Entertainment Inc. (b)            54,700 $  1,408,525
 Callaway Golf Company                     74,500    1,154,750
 Grand Casinos Inc. (b)                    29,600    1,202,500
 Hollywood Entertainment
  Corporation (b)                          47,300    1,013,994
 Sports Authority Inc. (b)                 39,300    1,085,662
                                                  ------------
                                                     5,865,431
                                                  ------------
MISCELLANEOUS--0.1%
 Carbide/Graphite Group Inc. (b)            4,000       56,500
 Personnel Group Of America Inc. (b)        3,900       54,600
                                                  ------------
                                                       111,100
                                                  ------------
NEWSPAPERS--1.0%
 New York Times Company, Class A           43,000    1,177,125
                                                  ------------
OFFICE FURNISHINGS &
 SUPPLIES--3.8%
 Staples Inc. (b)                          88,250    2,493,062
 Viking Office Products Inc. (b)           46,600    1,945,550
                                                  ------------
                                                     4,438,612
                                                  ------------
PAPER--2.4%
 Boise Cascade Corporation                 34,400    1,388,900
 Sonoco Products Company                   50,400    1,398,600
                                                  ------------
                                                     2,787,500
                                                  ------------
RETAIL TRADE--4.7%
 Claire's Stores Inc.                       4,400       89,870
 CompUSA Inc. (b)                          30,800    1,324,400
 Fingerhut Companies Inc.                  70,500    1,136,812
 Gymboree Corporation (b)                  32,600      982,075
 Scholastic Corporation (b)                20,300    1,273,825
 Waban Inc. (b)                            40,600      766,325
                                                  ------------
                                                     5,573,307
                                                  ------------
SAVINGS AND LOAN--1.2%
 RCSB Financial Inc.                       58,600    1,413,725
                                                  ------------
SOFTWARE--4.5%
 Computer Associates International Inc.    28,800    1,216,800
 Parametric Technology Corporation (b)     39,800    2,447,700
 Read-Rite Corporation (b)                 43,200    1,576,800
 Smith Micro Software Inc. (b)              2,600       25,675
                                                  ------------
                                                     5,266,975
                                                  ------------
STEEL--0.8%
 J & L Specialty Steel Inc.                45,500      955,500
                                                  ------------
TELECOMMUNICATION
 SERVICES--0.7%
 Teltrend Inc. (b)                         23,700      782,100
                                                  ------------
TRUCKING & FREIGHT
 FORWARDING--0.7%
 Polaris Industries Inc.                   17,500      772,187
                                                  ------------
 TOTAL COMMON STOCK
  (Cost $92,471,354)                              $110,585,539
                                                  ============

                                                        Par Value     Value
 State Street Repo 4.50%, 2 October, 1995 (Cost
 $2,860,000) (Dated 9/29/95, due 10/2/95),
 Collateralized by $2,205,000 U.S. Treasury Bond
 10.75%, 8/15/2005, Market Value $2,922,359, Repurchase
 Proceeds $2,861,073.                                   $2,860,000 $  2,860,000
                                                                   ------------
 TOTAL SHORT TERM INVESTMENTS
  (Cost $2,860,000)                                                $  2,860,000
                                                                   ------------
 TOTAL INVESTMENTS--96.5% (A)
  (Cost $95,331,354) (c)                                           $113,445,539
                                                                   ============

(a) Percentages indicated are based upon total net assets.
(b) Non-income producing security.
(c) At September 30, 1995, the net unrealized appreciation of investments based on aggregate cost for federal tax purposes of $95,331,354 was as follows:

   Aggregate gross unrealized appreciation for all investments
    in which there is an excess of value over tax cost.         $20,644,627
   Aggregate gross unrealized depreciation for all investments
    in which there is an excess of tax cost over value.          (2,530,442)
                                                                -----------
   Net unrealized appreciation                                  $18,114,185
                                                                ===========

--------------------------------------------------------------------------------

___________________________________________________ QUANTITATIVE GROUP OF FUNDS

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)
QUANTITATIVE NUMERIC II FUND
-------------------------------------------------------------------------------
COMMON STOCK--91.3% (a)

                                           Shares   Value

AEROSPACE--1.4%
 Northrop Grumman Corporation                500  $   30,438
                                                  ----------
AIR TRAVEL--3.1%
 Delta Air Lines Inc.                        500      34,625
 UAL Corporation (b)                         200      34,175
                                                  ----------
                                                      68,800
                                                  ----------
APPAREL & TEXTILES--2.0%
 NIKE Inc.                                   400      44,450
                                                  ----------
AUTOMOBILES--1.7%
 General Motors Corporation                  800      37,500
                                                  ----------
BANKS--6.3%
 Chemical Banking Corporation                400      24,350
 CoreStates Financial Corporation            900      32,962
 First Interstate Bancorp                    400      40,300
 First Tennessee National Corporation        400      22,200
 First Union Corporation                     400      20,400
                                                  ----------
                                                     140,212
                                                  ----------
BUSINESS SERVICES--2.6%
 Comdisco Inc.                               400      11,900
 PHH Corporation                           1,000      45,000
                                                  ----------
                                                      56,900
                                                  ----------
CHEMICALS--2.9%
 Cabot Corporation                           400      21,250
 PPG Industries Inc.                         900      41,850
                                                  ----------
                                                      63,100
                                                  ----------
COMPUTERS & BUSINESS
 EQUIPMENT--2.8%
 International Business Machines             400      37,750
 Seagate Technology (b)                      600      25,275
                                                  ----------
                                                      63,025
                                                  ----------
CONGLOMERATES--2.0%
 Harcourt General Inc.                       400      16,750
 Textron Inc.                                400      27,300
                                                  ----------
                                                      44,050
                                                  ----------
DRUGS & HEALTH CARE--3.2%
 Horizon/CMS Healthcare Corporation (b)      500      11,375
 Rhone-Poulenc Rorer Inc.                    400      18,200
 Schering-Plough Corporation                 800      41,200
                                                  ----------
                                                      70,775
                                                  ----------
ELECTRIC UTILITIES--11.0%
 Centerior Energy Corporation              2,800      30,450
 Entergy Corporation                       1,600      41,800
 Illinova Corporation                      1,400      37,975
 Long Island Lighting Company              1,900      32,775
 New York State Electric & Gas Corporation 1,500      39,375
 Pinnacle West Capital Corporation           800      21,000
 Unicom Corporation                        1,300      39,325
                                                  ----------
                                                     242,700
                                                  ----------
ELECTRICAL EQUIPMENT--2.0%
 Johnson Controls Inc.                       700      44,275
                                                  ----------
ELECTRONICS--8.0%
 Avnet Inc.                                  800      41,300
 Beckman Instruments Inc.                    600      18,150
 Harris Corporation                          700      38,413

                                        Shares   Value

ELECTRONICS--CONTINUED
 Micron Technology Inc.                   500  $   39,750
 Texas Instruments Inc.                   500      39,937
                                               ----------
                                                  177,550
                                               ----------
FINANCIAL SERVICES--1.1%
 Greenpoint Financial Corporation         900      24,863
                                               ----------
FOOD & BEVERAGES--1.9%
 IBP, Inc.                                800      42,700
                                               ----------
GAS & PIPELINE UTILITIES--2.9%
 Coastal Corporation                      600      20,175
 Williams Companies Inc.                1,100      42,900
                                               ----------
                                                   63,075
                                               ----------
GAS EXPLORATION--0.7%
 Union Texas Petroleum Holdings Inc.      900      16,425
                                               ----------
INDUSTRIAL MACHINERY--5.9%
 Applied Materials Inc. (b)               400      40,900
 Briggs & Stratton Corporation          1,100      44,275
 Tyco International Ltd.                  700      44,100
                                               ----------
                                                  129,275
                                               ----------
INSURANCE--3.9%
 Cigna Corporation                        400      41,650
 Loews Corporation                        300      43,650
                                               ----------
                                                   85,300
                                               ----------
INVESTMENT COMPANIES--1.8%
 Bear Stearns Companies Inc.            1,900      40,850
                                               ----------
LEISURE TIME--1.1%
 Callaway Golf Company                  1,500      23,250
                                               ----------
PAPER--3.8%
 Federal Paper Board Inc.                 700      26,862
 Stone Container Corporation              900      17,100
 Willamette Industries Inc.               600      40,050
                                               ----------
                                                   84,012
                                               ----------
PETROLEUM SERVICES--0.3%
 Valero Energy Corporation                300       7,200
                                               ----------
PLASTICS--1.8%
 Premark International Inc.               800      40,700
                                               ----------
RETAIL TRADE--3.7%
 Eckerd Jack Corporation (b)              600      24,000
 Fingerhut Companies Inc.               1,200      19,350
 Supervalu Inc.                         1,300      38,188
                                               ----------
                                                   81,538
                                               ----------
SAVINGS AND LOAN--2.5%
 Ahmanson (H.F.) and Company            1,300      32,987
 Washington Mutual Inc.                   800      21,200
                                               ----------
                                                   54,187
                                               ----------
SOFTWARE--4.0%
 Computer Associates International Inc. 1,000      42,250
 Read-Rite Corporation (b)                600      21,900
 System Software Associates Inc.          600      24,075
                                               ----------
                                                   88,225
                                               ----------
STEEL--1.2%
 J & L Specialty Steel Inc.             1,300      27,300
                                               ----------

-------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  __________________________________________________

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)
QUANTITATIVE NUMERIC II FUND--Continued
-------------------------------------------------------------------------------
COMMON STOCK--Continued

                                  Shares   Value

TELEPHONE--2.9%
 Frontier Corporation               800  $   21,300
 Sprint Corporation               1,200      42,000
                                         ----------
                                             63,300
                                         ----------
TOBACCO--1.9%
 Philip Morris Companies Inc.       500      41,750
                                         ----------
TRUCKING & FREIGHT
 FORWARDING--0.9%
 American President Companies Ltd   700      20,475
                                         ----------
 TOTAL COMMON STOCK
 (Cost $1,884,698) (c)                   $2,018,200
                                         ==========

(a) Percentages indicated are based upon total net assets.
(b) Non-income producing security.
(c) At September 30, 1995, the net unrealized appreciation of investments based on aggregate cost for federal tax purposes of $1,884,698 was as fol-lows:

   Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost................. $155,479
   Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value.................  (21,977)
                                                                     --------
   Net unrealized appreciation...................................... $133,502
                                                                     ========

-------------------------------------------------------------------------------

___________________________________________________ QUANTITATIVE GROUP OF FUNDS

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)
QUANTITATIVE DISCIPLINED GROWTH FUND
-------------------------------------------------------------------------------
COMMON STOCK--91.7% (a)

                                         Shares   Value

AIR TRAVEL--2.5%
 Comair Holdings Inc.                      900  $   23,850
 USAir Group Inc. (b)                      500       5,750
                                                ----------
                                                    29,600
                                                ----------
APPAREL & TEXTILES--2.5%
 Nautica Enterprises Inc. (b)              550      18,838
 Superior Surgical Manufacturing Inc.    1,100      11,412
                                                ----------
                                                    30,250
                                                ----------
AUTO PARTS--1.2%
 LoJack Corporation (b)                    900      14,850
                                                ----------
BANKS--5.0%
 Banknorth Group Inc.                      200       6,650
 F N B Corporation                         200       4,200
 First Source Corporation                  600      13,500
 Imperial Bancorp                          400       9,500
 North Side Savings Bank                   400      12,100
 Western Bank                              900      13,725
                                                ----------
                                                    59,675
                                                ----------
BROADCASTING--1.6%
 Clear Channel Communications (b)          200      15,150
 Westwood One Inc. (b)                     200       3,600
                                                ----------
                                                    18,750
                                                ----------
BUSINESS SERVICES--5.3%
 ABM Industries Inc.                       500      13,250
 Acxiom Corporation (b)                    600      16,950
 Analysts International Corporation        200       6,400
 Bolt Beranek & Newman Inc. (b)            500      18,687
 CACI International Inc. (b)               600       7,800
                                                ----------
                                                    63,087
                                                ----------
CHEMICALS--1.4%
 Terra Industries Inc.                   1,200      17,100
                                                ----------
COMPUTERS & BUSINESS EQUIPMENT--5.1%
 Bell Industries                           300       6,563
 Evans & Sutherland Computer Company (b)   400       7,500
 General DataComm Industries Inc. (b)      400       5,900
 Safeguard Scientifics Inc. (b)            450      21,600
 Sequent Computer Systems Inc. (b)         950      18,881
                                                ----------
                                                    60,444
                                                ----------
CONSTRUCTION & MINING EQUIPMENT--1.5%
 JLG Industries Inc.                       400      18,000
                                                ----------
DOMESTIC OIL--1.1%
 Devon Energy Corporation                  600      13,125
                                                ----------
DRUGS & HEALTH CARE--8.7%
 Bindley Western Industries Inc.           700      10,894
 Biocraft Laboratories Inc. (b)            500       8,687
 Community Psychiatric Centers             200       2,350
 Invacare Corporation                      300      14,400
 Life Technologies Inc.                    500      13,250
 Mentor Corporation                        600      27,300
 North American Biologicals Inc. (b)     1,200       9,900
 Universal Health Services Inc. (b)        300      10,275
 Watson Pharmaceuticals Inc. (b)           172       7,052
                                                ----------
                                                   104,108
                                                ----------

                                         Shares   Value

ELECTRICAL EQUIPMENT--5.9%
 Imo Industries Inc. (b)                 1,410  $   13,042
 Intermagnetics General Corporation        800      15,100
 Oak Industries Inc. (b)                   800      24,100
 SPS Technologies Inc. (b)                 300      11,700
 Symmetricom Inc. (b)                      300       6,750
                                                ----------
                                                    70,692
                                                ----------
ELECTRONICS--11.5%
 Burr-Brown Corporation (b)                500      19,000
 C-COR Electronics Inc. (b)                300       7,050
 Cincinnati Microwave Inc. (b)             650       9,831
 Dallas Semiconductor Corporation          950      19,475
 Dionex Corporation (b)                    200      10,450
 Empi Inc. (b)                           1,000      19,750
 Inter-Tel Inc. (b)                        400       7,050
 International Rectifier Corporation (b)   500      20,125
 Marshall Industries (b)                   200       7,550
 Photronics, Inc. (b)                      200       6,700
 SCI Systems Inc. (b)                      300      10,350
                                                ----------
                                                   137,331
                                                ----------
FINANCIAL SERVICES--4.4%
 Capitol Transamerica Corporation          600      11,625
 Concord EFS Inc. (b)                      700      21,350
 Jefferies Group Inc.                      250      10,062
 U.S. Trust Corporation                    200       9,300
                                                ----------
                                                    52,337
                                                ----------
FOOD & BEVERAGES--2.2%
 Chiquita Brands International Inc. (b)    300       5,138
 Pilgrims Pride Corporation              1,300      10,237
 Smucker J.M. Company                      500      10,437
                                                ----------
                                                    25,812
                                                ----------
GAS EXPLORATION--1.0%
 Phoenix Resource Companies Inc.           300      11,625
                                                ----------
HOMEBUILDERS--1.2%
 Pulte Corporation                         500      14,188
                                                ----------
HOUSEHOLD APPLIANCES--1.8%
 Kinetic Concepts Inc.                   1,100      12,788
 Knape & Vogt Manufacturing Company        500       8,250
                                                ----------
                                                    21,038
                                                ----------
INDUSTRIAL MACHINERY--3.3%
 Gorman-Rupp Company                       900      14,400
 Graco Inc.                                200       6,825
 NACCO Industries Inc., Class A            100       5,938
 Silicon Valley Group Inc. (b)             300      11,587
                                                ----------
                                                    38,750
                                                ----------
INSURANCE--2.0%
 Orion Capital Corporation                 100       4,437
 Protective Life Corporation               300       8,775
 Washington National Corporation           450      11,194
                                                ----------
                                                    24,406
                                                ----------
INVESTMENT COMPANIES--3.2%
 Alex Brown Inc.                           300      17,513
 Inter-Regional Financial Group Inc.       100       3,600
 Pioneer Group Inc.                        600      16,425
                                                ----------
                                                    37,538
                                                ----------

-------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  __________________________________________________

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)
QUANTITATIVE DISCIPLINED GROWTH FUND--Continued
-------------------------------------------------------------------------------
COMMON STOCK--Continued

                                     Shares   Value

MINING--0.4%
 English China Clays (d)               300  $    5,138
                                            ----------
MISCELLANEOUS--1.2%
 ALPHARMA Inc.                         600      14,025
                                            ----------
NEWSPAPERS--1.2%
 Media General Inc., Class A           400      14,300
                                            ----------
PAPER--2.4%
 Lydall Inc. (b)                       500      12,438
 Shorewood Packaging Corporation (b)   900      15,637
                                            ----------
                                                28,075
                                            ----------
PETROLEUM SERVICES--1.2%
 Seitel Inc. (b)                       500      14,188
                                            ----------
PLASTICS--1.0%
 Quixote Corporation                 1,000      12,250
                                            ----------
RETAIL GROCERY--1.0%
 Heartland Express Inc.(b)             400      11,700
                                            ----------
RETAIL TRADE--1.5%
 The Good Guys Inc. (b)                700       7,962
 Rex Stores Corporation (b)            500       9,375
                                            ----------
                                                17,337
                                            ----------
SAVINGS AND LOAN--1.8%
 Peoples Heritage Financial Group    1,200      21,900
                                            ----------
SOFTWARE--2.3%
 Cadence Design Systems Inc. (b)       350      13,738
 Keane Inc.                            200       5,775
 Landmark Graphics Corporation (b)     300       8,456
                                            ----------
                                                27,969
                                            ----------

                                    Shares   Value

STEEL--2.7%
 Precision Castparts Corporation      500  $   18,250
 Varlen Corporation                   500      13,625
                                           ----------
                                               31,875
                                           ----------
TELECOMMUNICATION SERVICES--0.9%
 Geotek Communications Inc. (b)       500       4,563
 Stanford Telecommunications (b)      300       6,000
                                           ----------
                                               10,563
                                           ----------
TELEPHONE--0.8%
 Lincoln Telecommunications Company   500       9,375
                                           ----------
TRUCKING & FREIGHT FORWARDING--0.9%
 Kysor Industrial Corporation         500      10,875
                                           ----------
 TOTAL COMMON STOCK
  (Cost $999,773)                          $1,092,276
                                           ==========

(a) Percentages indicated are based upon total net assets.
(b) Non-income producing security.
(c) At September 30, 1995, the net unrealized appreciation of investments based on aggregate cost for federal tax purposes of $999,773 was as fol-lows:

   Aggregate gross unrealized appreciation for all investments in
    which there is an excess of value over tax cost.               $105,999
   Aggregate gross unrealized depreciation for all investments in
    which there is an excess of tax cost over value.                (13,496)
                                                                   --------
   Net unrealized appreciation                                     $ 92,503
                                                                   ========

(d) ADR--American Depository Receipts

-------------------------------------------------------------------------------

____________________________________________________ QUANTITATIVE GROUP OF FUNDS

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)
QUANTITATIVE GROWTH AND INCOME FUND
-------------------------------------------------------------------------------
COMMON STOCK--97.8% (a)

                                          Shares    Value

AEROSPACE--2.5%
 Boeing Company                            3,500 $   238,875
 General Dynamics Corporation             15,400     845,075
                                                 -----------
                                                   1,083,950
                                                 -----------
AIR TRAVEL--0.6%
 UAL Corporation                           1,600     273,400
                                                 -----------
APPAREL & TEXTILES--0.1%
 Fruit Of The Loom Inc., Class A (b)       1,000      20,625
                                                 -----------
AUTO PARTS--0.2%
 Dana Corporation                          2,700      77,962
                                                 -----------
AUTOMOBILES--1.4%
 PACCAR Inc.                              12,900     603,075
                                                 -----------
BANKS--6.1%
 BankAmerica Corporation                  18,500   1,107,687
 First Union Corporation                   3,600     183,600
 NationsBank Corporation                  14,800     995,300
 Standard Federal Bancorporation           7,700     300,300
 Star Banc Corporation                     1,100      58,850
                                                 -----------
                                                   2,645,737
                                                 -----------
BUSINESS SERVICES--1.1%
 Ecolab Inc.                               3,700     102,212
 Interpublic Group Companies Inc.          9,900     393,525
                                                 -----------
                                                     495,737
                                                 -----------
CHEMICALS--2.4%
 DuPont EI deNemours & Company             7,400     508,750
 Eastman Chemical Company                  6,700     428,800
 PPG Industries Inc.                       2,200     102,300
                                                 -----------
                                                   1,039,850
                                                 -----------
COMPUTERS & BUSINESS
 EQUIPMENT--4.5%
 Compaq Computer Corporation (b)           6,800     328,950
 Hewlett Packard Company                  15,400   1,283,975
 International Business Machines           3,500     330,313
                                                 -----------
                                                   1,943,238
                                                 -----------
CONSTRUCTION MATERIALS--1.8%
 Owens Corning Fiberglass Corporation (b) 17,700     789,862
                                                 -----------
DOMESTIC OIL--4.0%
 Atlantic Richfield Company                7,800     837,525
 Mobil Corporation                         6,100     607,712
 USX-Marathon Group                       16,200     319,950
                                                 -----------
                                                   1,765,187
                                                 -----------
DRUGS & HEALTH CARE--10.3%
 Abbott Laboratories                       5,100     217,388
 Bristol-Myers Squibb Company             12,900     940,087
 Johnson & Johnson                        18,400   1,363,900
 Medtronic, Inc.                          11,400     612,750
 Merck & Company Inc.                     23,900   1,338,400
                                                 -----------
                                                   4,472,525
                                                 -----------
ELECTRIC UTILITIES--4.4%
 Boston Edison Company                    15,200     418,000
 Central & South West Corporation         32,900     838,950
 Consolidated Edison Company Inc.          8,000     243,000
 DQE                                       5,100     135,150

                                        Shares    Value

ELECTRIC UTILITIES--CONTINUED
 Ohio Edison Company                     5,000 $   113,750
 San Diego Gas & Electric Company        6,800     157,250
                                               -----------
                                                 1,906,100
                                               -----------
ELECTRICAL EQUIPMENT--0.4%
 Millipore Corporation                   4,400     165,000
                                               -----------
ELECTRONICS--5.9%
 Avnet Inc.                              4,000     206,500
 Linear Technology Corporation          19,800     821,700
 Micron Technology Inc.                  7,000     556,500
 National Semiconductor Corporation (b)  1,600      44,200
 Tektronix Inc.                          1,100      64,900
 Teledyne Inc.                           4,900     132,913
 Teradyne Inc.                          20,300     730,800
                                               -----------
                                                 2,557,513
                                               -----------
FINANCIAL SERVICES--1.9%
 Allstate Corporation                   13,996     495,109
 Equitable Companies Inc.               12,900     316,050
 Federal National Mortgage Association     100      10,350
                                               -----------
                                                   821,509
                                               -----------
FOOD & BEVERAGES--5.6%
 Campbell Soup Company                   4,100     206,025
 Coca-Cola Company                       9,800     676,200
 Heinz H.J. Co                           1,000      45,750
 IBP Inc.                               13,300     709,887
 PepsiCo Inc.                           15,500     790,500
                                               -----------
                                                 2,428,362
                                               -----------
GAS & PIPELINE UTILITIES--2.3%
 Pacific Enterprises                     1,000      25,125
 Panhandle Eastern Corporation           1,200      32,700
 Williams Companies Inc.                24,800     967,200
                                               -----------
                                                 1,025,025
                                               -----------
HOTELS AND RESTAURANTS--0.9%
 Luby's Cafeterias Inc.                 11,100     238,650
 Wendy's International Inc.              7,600     160,550
                                               -----------
                                                   399,200
                                               -----------
HOUSEHOLD APPLIANCES--0.7%
 Leggett & Platt Inc.                   12,200     300,425
                                               -----------
HOUSEHOLD PRODUCTS--3.3%
 Clorox Company                         12,300     877,913
 Snap-On Inc.                           14,800     562,400
                                               -----------
                                                 1,440,313
                                               -----------
INDUSTRIAL MACHINERY--2.4%
 Parker-Hannifin Corporation            11,400     433,200
 TRINOVA Corporation                    18,600     627,750
                                               -----------
                                                 1,060,950
                                               -----------
INSURANCE--3.1%
 AFLAC Inc.                             14,800     614,200
 GEICO Corporation                         600      40,950
 Loews Corporation                         600      87,300
 Providian Corporation                   2,000      83,000
 Transamerica Corporation                7,600     541,500
                                               -----------
                                                 1,366,950
                                               -----------

-------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  __________________________________________________

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)
QUANTITATIVE GROWTH AND INCOME FUND--Continued
-------------------------------------------------------------------------------
COMMON STOCK--Continued

                                         Shares    Value

INTERNATIONAL OIL--4.0%
 Exxon Corporation                       24,400 $ 1,762,900
                                                -----------
INVESTMENT COMPANIES--1.7%
 Bear Stearns Companies Inc.             24,900     535,350
 Edwards A.G. Inc.                        8,000     213,000
                                                -----------
                                                    748,350
                                                -----------
LEISURE TIME--1.7%
 Callaway Golf Company                    4,300      66,650
 King World Productions Inc. (b)         18,900     692,213
                                                -----------
                                                    758,863
                                                -----------
NEWSPAPERS--1.6%
 Tribune Company                          5,000     331,875
 Washington Post Company, Class B         1,200     373,200
                                                -----------
                                                    705,075
                                                -----------
NON-FERROUS METALS--0.4%
 ASARCO Inc.                              4,200     132,300
 Magma Copper Company (b)                 2,000      37,500
                                                -----------
                                                    169,800
                                                -----------
PAPER--1.8%
 Consolidated Papers Inc.                 5,400     301,725
 Kimberly-Clark Corporation               7,200     483,300
                                                -----------
                                                    785,025
                                                -----------
PETROLEUM SERVICES--1.1%
 Halliburton Company                      7,800     325,650
 Lyondell Petrochemical Company           5,300     137,138
                                                -----------
                                                    462,788
                                                -----------
POLLUTION CONTROL--0.1%
 Browning-Ferris Industries Inc.          1,300      39,487
                                                -----------
PUBLISHING--1.1%
 McGraw-Hill Companies Inc.               5,700     465,975
                                                -----------
RAILROADS & EQUIPMENT--0.9%
 Conrail Inc.                             1,500     103,125
 Illinois Central Corporation             7,700     301,263
                                                -----------
                                                    404,388
                                                -----------
RETAIL GROCERY--0.3%
 Albertson's Inc.                         3,400     116,025
                                                -----------
RETAIL TRADE--3.8%
 Dillard Department Stores Inc., Class A  2,100      66,937
 Federated Department Stores Inc. (b)    28,500     808,687
 Rite Aid Corporation                    10,300     288,400
 Sears Roebuck & Company                 13,400     494,125
                                                -----------
                                                  1,658,149
                                                -----------
SOFTWARE--1.4%
 BMC Software Inc. (b)                   10,800     496,800
 Oracle Corporation (b)                   3,500     134,313
                                                -----------
                                                    631,113
                                                -----------
STEEL--0.7%
 Allegheny Ludlum Corporation            14,800     301,550
                                                -----------
TELEPHONE--6.8%
 Ameritech Corporation                   22,200   1,157,175
 Bell Atlantic Corporation                8,500     521,688
 BellSouth Corporation                    4,800     351,000

                                         Shares    Value

TELEPHONE--CONTINUED
 Century Tel Enterprises Inc.            27,500 $   835,312
 Sprint Corporation                       2,200      77,000
                                                -----------
                                                  2,942,175
                                                -----------
TOBACCO--3.1%
 Philip Morris Companies Inc.            16,100   1,344,350
                                                -----------
TOYS, AMUSEMENTS & SPORTING GOODS--0.6%
 Mattel, Inc.                             9,000     264,375
                                                -----------
TRUCKING & FREIGHT
 FORWARDING--0.8%
 Pittston Services Group                 10,600     287,525
 Tidewater Inc.                           2,200      61,875
                                                -----------
                                                    349,400
                                                -----------
 TOTAL COMMON STOCK
  (Cost $37,320,110) (c)                        $42,592,283
                                                ===========

(a) Percentages indicated are based upon total net assets.
(b) Non-income producing security.
(c) At September 30, 1995, the net unrealized appreciation of investments based on aggregate cost for federal tax purposes of $37,320,110 was as follows:

   Aggregate gross unrealized appreciation for all investments in
    which there is an excess of value over tax cost                $5,830,718
   Aggregate gross unrealized depreciation for all investments in
    which there is an excess of tax cost over value                  (558,545)
                                                                   ----------
   Net unrealized appreciation                                     $5,272,173
                                                                   ==========

-------------------------------------------------------------------------------

___________________________________________________ QUANTITATIVE GROUP OF FUNDS

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)
QUANTITATIVE INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------
COMMON STOCK--95.6% (a)

                                Shares     Value

AUSTRALIA--4.3%
 Caltex Australia               107,800 $   345,800
 General Property Trust         347,500     600,630
 Memtec Limited                  82,400     146,154
 Westpac Bank Corporation        68,098     275,497
                                        -----------
                                          1,368,081
                                        -----------
AUSTRIA--1.1%
 Creditanstalt Bank               1,950     105,174
 Oesterreichische Elektrizita       700      46,844
 Omv Ag                           1,942     181,359
                                        -----------
                                            333,377
                                        -----------
BELGIUM--5.2%
 Arbed SA (b) (d)                 1,794     242,432
 Banque National de Belgique        583     770,386
 Societe Generale de Belgique     5,092     381,508
 Sofina                             551     263,907
                                        -----------
                                          1,658,233
                                        -----------
FINLAND--0.5%
 Kansallis Yhtyma (b)           163,200     171,616
                                        -----------
FRANCE--7.4%
 Assurance Generale de France     5,200     142,438
 Banque National de Paris         6,300     247,627
 Cerus (b)                        8,450     122,012
 Compagnie de Suez               13,023     503,394
 Credit Lyonnais (b)              4,030     247,864
 Credit National                  3,100     219,012
 Eurafrance                         650     193,271
 Gan Group (b)                    8,550     230,719
 Peugeot SA                       2,415     328,545
 Worms & Compagnie                2,350     101,462
                                        -----------
                                          2,336,344
                                        -----------
GERMANY--14.3%
 Bankgesellschaft Berlin AG (d)   1,510     418,619
 BASF AG                          3,248     713,282
 Bayerische Hypoth/Wech Bank     16,300     408,932
 Bayerische Vereinsbank          26,200     749,360
 Berliner Kraft Und Licht         2,460     587,772
 BHF Bank                        26,200     681,237
 Commerzbank AG (d)               3,334     761,455
 Veba AG                          2,300      91,661
 Volkswagen AG (d)                  404     131,591
                                        -----------
                                          4,543,909
                                        -----------
HONG KONG--1.2%
 Wharf Holdings (d)              68,000     211,964
 Wheelock & Company LTD         115,000     171,797
                                        -----------
                                            383,761
                                        -----------
IRELAND--1.9%
 Allied Irish Banks             120,300     601,597
                                        -----------
ITALY--3.1%
 Banco Commerciale Italiana (d)  70,400     155,085
 Banco Di Roma (b) (d)          186,900     168,169
 Credito Italiano (d)           121,900     144,707
 Fiat SpA                        36,550     136,992
 INA(Ist Naz Ass)               146,600     198,317
 Ras (d)                         32,400     191,605
                                        -----------
                                            994,875
                                        -----------

                                Shares     Value

JAPAN--37.3%
 Aida Engineering                29,000 $   210,188
 Amada Company                   44,000     437,993
 Aoki Corporation (b)            34,000     158,885
 Asahi Denka Kogyo (d)           15,000     123,771
 Csk Corporation                  7,000     210,745
 Fuji Photo Film Company         33,000     826,254
 Fujita Corporation              25,000     122,402
 Fujitsu                         10,000     126,711
 Gakken Company (b)              29,000     173,441
 Haseko Corporation              60,000     269,437
 Hitachi                         90,000     985,302
 Hokkaido Bank                   65,000     204,257
 Hokkaido Takushoku              99,000     280,993
 Inax Corporation                 8,000      80,203
 Intec Inc.                       8,000     112,722
 Kumagai Gumi Company            58,000     259,868
 Marudai Food Company            65,000     455,297
 Matsushita Electric Industries  51,000     785,808
 Mazda Motor Corporation (b)     59,000     215,307
 Nippon Oil Company              43,000     232,762
 Nippon Shinpan Company          17,000     106,842
 Nissan Motor Company           122,000     883,001
 Nisshinbo Industries Company    12,000     104,612
 Orient Corporation              25,000     119,615
 Pioneer Electronic               5,000      90,725
 Renown Inc. (b)                 36,000     119,696
 Seino Transportation             5,000      85,150
 Sekisui House                   38,000     473,796
 Settsu Corporation (b)          18,000      53,827
 Shiseido Company                46,000     480,284
 Sony Corporation                 6,000     312,620
 Sumitomo Corporation            83,000     796,766
 Sumitomo Realty & Development   20,000     140,902
 TEC Corporation (b)             22,000      87,420
 Tokyo Sowa Bank                 40,000     193,817
 Tokyo Style Company              5,000      78,054
 Toppan Printing Company          5,000      63,862
 Toyota Motor Corporation        36,000     689,711
 Yamaichi Secs Company          100,000     568,677
 Yokogawa Electric               17,000     152,509
                                        -----------
                                         11,874,232
                                        -----------
NORWAY--1.4%
 Den Norske Bank (b)             34,400      95,129
 Elkem As                         8,120      99,295
 Norske Skogsindust, Class A      3,480     116,261
 Norske Skogsindust, Class B      4,440     140,527
                                        -----------
                                            451,212
                                        -----------
SPAIN--1.5%
 Fuerzas Elec Catal              19,874     121,641
 Iberdrola SA                    48,477     367,542
                                        -----------
                                            489,183
                                        -----------
SWEDEN--3.5%
 Skandinaviska Enskilda Bkn (d)  17,050     110,513
 Stora Kopparbergs, Class B      18,250     246,330
 Stora Kopparbergs, Class A      21,450     292,618
 Svenska Cellulosa               15,200     275,378
 Svenska Handelsbnk              10,550     182,758
                                        -----------
                                          1,107,597
                                        -----------

-------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  __________________________________________________

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)
QUANTITATIVE INTERNATIONAL EQUITY FUND--Continued
-------------------------------------------------------------------------------
COMMON STOCK--Continued

                                       Shares     Value

UNITED KINGDOM--4.7%
 British Steel                          67,243 $   192,640
 Forte                                  37,400     147,990
 Land Securities                        49,700     481,818
 North West Water Group                 15,204     142,222
 Northumbrian Water                      8,600     134,758
 Severn Trent                           20,032     197,847
 3I Group                               28,700     183,066
                                               -----------
                                                 1,480,341
                                               -----------
INVESTMENT COMPANIES--8.2%
 Argentina Fund Inc.                    16,000     170,000
 Brazil Fund Inc.                        6,940     185,645
 Chile Fund Inc.                         8,060     182,358
 First Philippine Fund Inc.             10,430     168,184
 India Growth Fund Inc.                  9,700     167,325
 Indonesia Fund Inc.                    15,260     167,860
 Korea Fund Inc.                         8,710     192,709
 Malaysia Fund Inc.                      8,900     162,425
 Mexico Fund Inc.                       10,280     168,335
 Morgan Stanley Africa Investment Fund  14,000     171,500
 Pakistan Investment Fund Inc.          25,460     168,672
 Portugal Fund Inc.                     14,070     172,358
 R O C Taiwan Fund                      17,223     182,994
 Thai Cap Fund Inc.                     11,340     175,770
 Turkish Investment Fund Inc.           29,767     167,439
                                               -----------
                                                 2,603,574
                                               -----------
 TOTAL COMMON STOCK
  (Cost $29,790,013)                           $30,397,932
                                               ===========
PREFERRED STOCK--3.2% (a)
AUSTRIA--1.0%
 Creditanstalt Bank                      4,534     227,334
 Z Laenderbank Bank Austria AG           2,812      94,651
                                               -----------
                                                   321,985
                                               -----------
BELGIUM--0.2%
 Cockerillsambre                        11,799      64,989
                                               -----------
GERMANY--0.6%
 Volkswagen AG                             810     191,827
                                               -----------

                                       Shares     Value

ITALY--1.4%
 Fiat SpA                               67,700 $   157,540
 IFI (Instit Financial Industries) (d)  16,100     198,315
 Italcementi                            32,400     103,141
                                               -----------
                                                   458,996
                                               -----------
 TOTAL PREFERRED STOCK
  (Cost $853,014)                              $ 1,037,797
                                               -----------
 TOTAL INVESTMENTS--98.8%
  (Cost $30,643,027) (c)                       $31,435,729
                                               ===========

(a) Percentages indicated are based upon total net assets.
(b) Non-income producing security.
(c) At September 30, 1995, the net unrealized appreciation of investments based on aggregate cost for federal tax purposes of $30,643,027 was as follows:

   Aggregate gross unrealized appreciation for all investments
    in which there is an excess of value over tax cost.         $ 2,916,921
   Aggregate gross unrealized depreciation for all investments
    in which there is an excess of tax cost over value.          (2,124,219)
                                                                -----------
   Net unrealized appreciation                                  $   792,702
                                                                ===========

(d) All or portion of security is on loan at 9/30/95 (Note 6).

SECTOR ALLOCATIONS (UNAUDITED)
---------------------------------

Basic Industries             7.3%
Capital Goods                5.6%
Consumer Basics              3.0%
Consumer Durable Goods      12.5%
Consumer Non-Durable Goods   6.1%
Consumer Services            0.5%
Energy                       2.4%
Finance                     40.3%
General Business             4.0%
Miscellaneous                3.5%
Real Estate                  3.9%
Shelter                      5.5%
Technology                   1.2%
Transportation               0.3%
Utilities                    3.9%

-------------------------------------------------------------------------------

___________________________________________________ QUANTITATIVE GROUP OF FUNDS

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)
QUANTITATIVE FOREIGN FRONTIER
-------------------------------------------------------------------------------
COMMON STOCK--90.1%

                                         Shares     Value
ARGENTINA--9.9%
 Acindar Industria (b)                     93,000 $   53,945
 Astra Cia Argentina de Petrole            19,000     33,063
 Banco De Galicia Buenes Aires              7,750     35,111
 Banco Frances Rio de la Plata              5,000     35,754
 Cladea S.A. (b)                            5,000     19,502
 Naviera Perez Comp Cia                    24,440    106,814
 Telecom Argentina                         20,000     84,008
 Telefonica De Argentina                   46,000    110,411
 YPF Sociedad Anonima                       9,000    162,466
                                                  ----------
                                                     641,074
                                                  ----------
BRAZIL--4.4%
 Eletrobras (Centr)                       348,000    107,347
 Light Serv Elet SA                       106,000     39,482
 Comphanhia Siderurgica NA              1,070,000     28,291
 Cia Souza Cruz Ind E Com                   5,300     38,926
 Telesp Tel S Paulo                       237,000     39,786
 White Martins SA                      26,145,000     27,432
                                                  ----------
                                                     281,264
                                                  ----------
CHILE--4.8%
 Compania Cervecerias (d)                   2,280     48,735
 Compania De Telecom (d)                      920     63,595
 Empresa Nacional De Electric (d)           5,030    101,229
 Enersis SA (d)                             2,600     65,650
 Madeco SA (b) (d)                          1,180     27,730
                                                  ----------
                                                     306,939
                                                  ----------
GREECE--5.0%
 Alpha Credit Bank                            680     42,546
 Aluminum Co Of Greece                        300     15,864
 Commercial Bank Greece                       780     28,019
 Delta Dairy                                  730     16,301
 Epilektos Textile (b)                      2,850     10,047
 Ergo Bank                                    660     32,167
 Hellenic Bottling                          1,230     41,663
 Hellenis Sugar Ind (b)                     1,300     17,418
 Heracles General Cement (b)                1,700     17,238
 Intracom                                     480     13,090
 Ionian Bank (b)                              800     17,778
 Michaniki SA                               1,100     16,138
 National Bank Of Greece                      520     26,600
 Strintzis Shipping                         1,200      7,638
 Titan Cement Company                         400     17,243
                                                  ----------
                                                     319,750
                                                  ----------
INDONESIA--7.5%
 Astra International                       23,000     45,675
 Barito Pacific Timber                     39,500     29,198
 Duta Anggada Realty                       19,500     12,693
 Gadjah Tunggal                            23,000     15,225
 Great River Industries                    18,500     10,205
 Gudang Garam (Perus)                      11,500     91,350
 Hadtex Indosyntec                         15,000      8,109
 HM Sampoerna (b)                          11,000    102,427
 INCO (International Nickel Indonesia)     33,500     72,441
 Indah Kiat Paper & Pulp                   28,160     33,864
 Jakarta International Hotels & Dev        39,000     43,458
 Pabrik Kertas Tjiwi Kimia                  9,690     18,388
                                                  ----------
                                                     483,033
                                                  ----------

                                           Shares     Value
KOREA--2.6%
 Daewoo Heavy Inds (b)                        1,150 $   15,419
 Dongsuh Securities (b)                       1,130     23,241
 Korea Elec Power (b)                         1,270     47,778
 Lg Chemicals (b)                               760     16,720
 Lg Electronics Inc. (b)                        330     11,083
 Pohang Iron & Steel (b)                        210     18,124
 Samsung Heavy (b)                              570     18,030
 Ssangyong Oil Ref (b)                          650     18,277
                                                    ----------
                                                       168,672
                                                    ----------
MALAYSIA--8.0%
 Benta Plantations                           17,000     14,288
 Cold Storage                                11,000     14,547
 Genting Berhad                               5,000     43,218
 Idris Hydraulic (b)                          3,000      4,015
 IGB Corporation Berhad                      61,000     53,213
 Leader Universal Holdings                    9,333     28,625
 Malaysian Airline System (b)                14,000     40,151
 Malayan Bk Bhd (b)                           5,000     40,430
 Malayan United Industries                   50,000     44,613
 MBF Capital Berhad                          47,000     50,548
 Mulpha International Berhad                  8,000      8,636
 Perlis Plantations                           3,000      9,560
 Rashid Hussain Berhad                        2,000      5,736
 Renong Berhad                                8,000     13,894
 Resorts World Berhad                         6,000     29,875
 Telekom Malaysia Berhad                      9,000     67,755
 Tenaga Nasional                             12,000     45,887
                                                    ----------
                                                       514,991
                                                    ----------
MEXICO--7.9%
 Alfa SA                                      2,000     26,080
 Cydsa SA (b)                                 9,600     27,450
 Fomento Economico Mexicano                  16,000     40,672
 Grupo Financial Bancomer, Class B           43,000     13,647
 Grupo Financial Bancomer, Class L            1,593        458
 Grupo Carso (b)                             18,000    106,897
 Grupo Continental                           11,000     34,391
 Sears Roebuck Mexico (b)                     9,000     33,936
 Telefonos De Mexico, Class L               109,000    175,017
 Tubos De Acero Mexico (b)                    5,000     30,636
 Vitro SA                                     8,000     21,291
                                                    ----------
                                                       510,475
                                                    ----------
PERU--4.9%
 Backus & Johnston                           30,859     59,328
 Banco De Credito                            34,210     63,944
 Banco Wiese (b)                              9,200     15,641
 Buenaventura SA (b)                          5,873     32,410
 Cia National Cerveza                        18,600     10,844
 Campania De Telefonos De                    53,400    102,190
 Enrique Ferreyros                            4,988      5,971
 Minas Buenaventura (b)                       1,300      7,174
 Southern Peru Copper (b)                     5,196     19,741
                                                    ----------
                                                       317,243
                                                    ----------
PHILIPPINES--7.9%
 AGP Industrial Corporation A Foreign(b)      9,300     13,028
 Ayala Corporation                           24,400     23,880
 Ayala Land Inc.                             68,250     75,964
 JG Summit Holdings Inc.                     47,500     14,038

-------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  __________________________________________________

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)
QUANTITATIVE FOREIGN FRONTIER--Continued
--------------------------------------------------------------------------------
COMMON STOCK--Continued

                                                  Shares     Value
PHILIPPINES--CONTINUED
 Manila Electric Company                             4,050 $   30,933
 Metro Bank & Trust Company                          2,937     45,997
 Petron Corporation                                124,075     58,335
 Philippine Commercial International Bank (b)        3,150     28,411
 Philippine Long Distance                            1,100     73,460
 Philippine National Bank (b)                        2,100     21,963
 Robinsons Land Corporation (b)                    151,500     21,514
 San Miguel Corporation                             10,080     35,592
 Sm Prime Holdings (b)                             183,170     54,835
 Universal Robina Corporation                       31,080     14,911
                                                           ----------
                                                              512,861
                                                           ----------
PORTUGAL--5.3%
 Banco Commercial Portugues (b)                      6,600     87,994
 Banco Espirito Santo E                              3,500     48,018
 Cimpor Cimentos de Portugues                        1,000     16,316
 EFACEC Emp Fabril                                   1,200     10,612
 INAPA Inv Part Ges                                    300      5,499
 Jeronimo Martins Sgps (b)                             500     25,120
 Lusotur Sociedad Financei (b)                         400      9,058
 Modelo Contin Sgps S                                1,300     32,612
 Portugal Telecom SA (b)                             1,528     29,337
 Seguros Tranquilidad CI                               600      9,352
 Sonae Investimentos                                 1,400     32,873
 Soporcel (b)                                        1,000     23,882
 Unicer Uniao Cervjeira                                600      9,721
                                                           ----------
                                                              340,394
                                                           ----------
SOUTH AFRICA--5.0%
 Anglo Amer Corp (b)                                 1,600     88,736
 De Beers Centenary (b)                              2,700     73,022
 Gencor                                              9,000     33,522
 Liberty Life Assoc                                  1,600     40,534
 Polifin Limited (b)                                   600      1,249
 Sasol (b)                                           3,900     32,043
 South Africa Brews (b)                              1,800     56,692
                                                           ----------
                                                              325,798
                                                           ----------
THAILAND--7.6%
 Advanced Info Service                               2,200     35,439
 Bangkok Bank                                        5,000     56,220
 Bank Of Ayudhya Public Company Limited              8,600     46,635
 International Cosmetics Public Company Limited        900     12,775
 Krung Thai Bank Public Company Limited             18,370     73,246
 Shinawatra Company & Communications                 3,600     88,995
 Telecomasia Alien (b)                              28,200     84,892
 Thai Farmers Bank                                   5,300     46,069
 Thai Melon Polyester (b)                           52,967     48,046
                                                           ----------
                                                              492,317
                                                           ----------
TURKEY--4.7%
 Akbank                                            166,250     43,059
 Aksa (b)                                           33,000      8,882
 Arcelik (b)                                       180,554     28,242
 Dogan Sirketler Gruby HL                          645,000     32,101
 Ege Biracilik Ve Malt                              82,800     30,696
 Eregli Demir Celik                                218,000     26,571

                                Shares     Value
TURKEY--CONTINUED
 Koc Holding                     161,200 $   28,816
 Netas (b)                        57,000     22,000
 Petkim                           93,000     59,509
 T. Garanti Bankasi              114,000      8,221
 Yapi Credit Bankasi             255,600      2,596
 Yapi Kredi Bankasi              213,000     11,250
                                         ----------
                                            301,943
                                         ----------
INVESTMENT COMPANIES--4.6%
 Korea Fund Inc.                   3,050     67,481
 Mexico Fund Inc. (b)              6,000     98,250
 R O C Taiwan Fund (b)            12,100    128,563
                                         ----------
                                            294,294
                                         ----------
 TOTAL COMMON STOCK
  (Cost $6,362,962)                      $5,811,048
                                         ==========
PREFERRED STOCK--6.4%
BRAZIL--5.8%
 Banco Do Brasil SA (b)          770,000     12,643
 Banco Bradesco SA             3,372,000     32,195
 Banco Itau SA                    80,000     25,181
 Cemig Cia Energ Mg              620,500     13,867
 Copene Petro Nord                32,000     20,648
 Electrobras                      80,000     24,677
 Itausa Investment SA             54,000     33,994
 Petrol Brasileiros              389,000     41,222
 Telec Basileiras--Telebr      1,579,000     75,297
 Telecomunicacdes De Sao         198,000     32,470
 Usinas Sid Minas Gerais      26,325,000     29,278
 Compania Vale Do Rio Doce       206,000     34,474
                                         ----------
                                            375,946
                                         ----------
MEXICO--0.6%
 Cemex SA                         10,000     38,335
                                         ----------
 TOTAL PREFERRED STOCK
  (Cost $508,162)                        $  414,281
                                         ==========
 TOTAL INVESTMENTS--96.5% (A)
  (Cost $6,871,124) (c)                  $6,225,329
                                         ==========

(a) Percentages indicated are based upon total net assets.
(b) Non-income producing security.
(c) At September 30, 1995, the net unrealized depreciation of investments based on aggregate cost for federal tax purposes of $6,871,124 was as follows:

   Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost................. $ 334,830
   Aggregate gross unrealized depreciation for all investments in
    which there is an excess of tax cost over value.................   980,625
                                                                     ---------
   Net unrealized appreciation...................................... $(645,795)
                                                                     =========

(d) ADS--American Depository Shares

--------------------------------------------------------------------------------

___________________________________________________ QUANTITATIVE GROUP OF FUNDS

SECTOR ALLOCATIONS (UNAUDITED)

Basic Industries             7.7%
Capital Goods                1.3%
Consumer Basics              3.5%
Consumer Durable Goods       0.5%
Consumer Non-Durable Goods   2.3%
Consumer Services            2.5%
Energy                       6.5%
Finance                     25.5%
General Business             4.4%
Miscellaneous               24.6%
Real Estate                  1.1%
Shelter                      1.3%
Technology                   3.0%
Utilities                   15.8%

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 1995 (UNAUDITED)

                                                  Disciplined  Growth and  International  Foreign
                            Numeric    Numeric II   Growth       Income       Equity      Frontier
ASSETS :
Investments at value
(Note 2)                  $113,445,539 $2,018,200 $1,092,276   $42,592,283  $31,435,729  $6,225,329
Foreign currency at
value (Cost $1,999 for
International Equity and
$147,301 for Foreign
Frontier) (Note 2)                 --         --         --            --         2,005     147,129
Cash                         2,000,719    157,796     98,811     1,845,342      257,712     430,583
Collateral for
securities loaned at
value (Note 6)                     --         --         --            --     1,963,995         --
Dividends and interest
receivable                      74,409      3,772        511        73,751      118,180      10,000
Deposits for securities
sold short at value
(Note 7)                       597,975     63,009        --            --           --          --
Receivable from Manager
for reimbursement of
expenses (Note 3)                  --         529        --            --           --          --
Receivable for
investments sold             6,257,548     85,614        --        275,673          --      162,782
Receivable for shares of
beneficial interest sold        61,113     20,137        --            --        95,800      14,364
Deferred organization
costs                           16,290        --         --          2,664          --          --
Other assets                     2,774        696        701        32,290       14,445         697
                          ------------ ---------- ----------   -----------  -----------  ----------
 Total assets              122,456,367  2,349,753  1,192,299    44,822,003   33,887,866   6,990,884
                          ------------ ---------- ----------   -----------  -----------  ----------
LIABILITIES :
Collateral for
securities loaned (Note
6)                                 --         --         --            --     1,963,995         --
Payable for securities
sold short                     597,975     63,009        --            --           --          --
Payable for investments
purchased                    4,086,404     70,608        --      1,198,846       44,906     512,144
Payable for shares of
beneficial interest
repurchased                      8,289        --         --            --           --          --
Payable for compensation
of Manager (Note 3)             95,429      1,693        --         26,541       25,609       4,181
Payable for distribution
fees (Note 3)                   28,319        --         --         16,866       11,214       2,613
Payable to custodian               --       4,139      1,277         3,068        7,514      17,284
Payable to transfer
agent (Note 3)                  10,933        175        106         3,914        2,901         549
Other accrued expenses          36,013        500       (244)       36,081       29,830       3,836
                          ------------ ---------- ----------   -----------  -----------  ----------
 Total liabilities           4,863,362    140,124      1,139     1,285,316    2,085,969     540,607
                          ------------ ---------- ----------   -----------  -----------  ----------
NET ASSETS                $117,593,005 $2,209,629 $1,191,160   $43,536,687  $31,801,897  $6,450,277
                          ------------ ---------- ----------   -----------  -----------  ----------
NET ASSETS CONSIST OF :
Shares of beneficial
interest                    84,983,135  1,980,676  1,090,381    32,409,318   32,473,841   7,234,072
Undistributed
(overdistributed) net
investment income                  --         251     (1,091)      418,061      (70,251)    (29,977)
Accumulated net realized
gain (loss) on
investments and foreign
denominated assets,
liabilities and currency    14,495,685     95,200      9,367     5,437,135   (1,396,467)   (107,391)
Unrealized appreciation
(depreciation) of
investments and foreign
denominated assets,
liabilities and currency    18,114,185    133,502     92,503     5,272,173      794,774    (646,427)
                          ------------ ---------- ----------   -----------  -----------  ----------
                          $117,593,005 $2,209,629 $1,191,160   $43,536,687  $31,801,897  $6,450,277
Investment securities,
at cost                   $ 95,331,354 $1,884,698 $  999,773   $37,320,110  $30,643,027  $6,871,124
                          ------------ ---------- ----------   -----------  -----------  ----------
NET ASSETS
 Ordinary Shares          $ 70,180,195 $2,174,998 $1,158,308   $41,499,143  $27,850,838  $6,450,277
                          ------------ ---------- ----------   -----------  -----------  ----------
 Institutional Shares     $ 47,412,810 $   34,631 $   32,852   $ 2,037,544  $ 3,951,059  $      --
                          ------------ ---------- ----------   -----------  -----------  ----------
Shares of beneficial
interest outstanding
*(Unlimited number of
shares authorized)
 Ordinary Shares             3,475,538    177,261     98,696     2,621,767    2,717,644     828,433
                          ------------ ---------- ----------   -----------  -----------  ----------
 Institutional Shares        2,308,089      2,822      2,798       128,385      383,216         --
                          ------------ ---------- ----------   -----------  -----------  ----------
Net asset value and
offering price per
share**
 Ordinary Shares          $      20.19 $    12.27 $    11.74   $     15.83  $     10.25  $     7.79
                          ------------ ---------- ----------   -----------  -----------  ----------
 Institutional Shares     $      20.54 $    12.27 $    11.74   $     15.87  $     10.31  $      --
                          ------------ ---------- ----------   -----------  -----------  ----------

* At September 30, 1995 there are no Institutional Shares outstanding for For-eign Frontier.
** A deferred sales charge amounting to 1% of the net asset value of the Ordi-nary Shares redeemed is withheld and paid to the Distributor. No deferred sales charge is withheld from redemptions of the Institutional Shares.

  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS SIX MONTHS ENDED SEPTEMBER 30, 1995 (UNAUDITED)

                                                  Disciplined Growth and International Foreign
                            Numeric    Numeric II   Growth      Income      Equity     Frontier
INVESTMENT INCOME :
 Dividends*               $   281,686   $ 14,726    $ 2,856   $  551,500  $  441,162   $ 59,298
 Interest                     111,472        223        --           --        3,075      2,313
                          -----------   --------    -------   ----------  ----------   --------
Total investment income       393,158     14,949      2,856      551,500     444,237     61,611
                          -----------   --------    -------   ----------  ----------   --------
EXPENSES :
 Compensation of Manager
 (Note 3)                     528,365      6,193      3,426      156,104     160,843     22,862
 Distribution fees (Note
 3)                           153,809      3,083      1,684       98,926      71,195     14,288
 Custodian fees                 1,466     23,885     13,900       11,945      43,425     38,633
 Transfer agent fees
 (Note 3) :
 Ordinary Shares               32,741        661        382       20,738      14,752      3,028
 Institutional Shares          25,741          3          8          941       2,000        --
 Audit and legal               47,545        402        232       19,173      14,171      2,069
 Registration fees             32,090        281        159       12,949       9,571      1,407
 Amortization of organi-
 zational expenses (Note
 2)                             4,446        --         --           --          --         --
 Insurance                     11,990        107         60        4,840       3,577        528
 Compensation of Trust-
 ees (Note 3)                   5,814         51         29        2,346       1,734        255
 Printing                       6,840         60         34        2,760       2,040        300
 Miscellaneous                  9,986         88         49        6,782       3,326        439
                          -----------   --------    -------   ----------  ----------   --------
 Total expenses before
 waivers and/or reim-
 bursements                   860,833     34,814     19,963      337,504     326,634     83,809
 Waivers and/or reim-
 bursements of expenses
 (Note 3)                         --      19,428     14,911          --          --         --
                          -----------   --------    -------   ----------  ----------   --------
Expenses, net                 860,833     15,386      5,052      337,504     326,634     83,809
                          -----------   --------    -------   ----------  ----------   --------
 Net investment income
 (loss)                      (467,675)      (437)    (2,196)     213,996     117,603    (22,198)
                          -----------   --------    -------   ----------  ----------   --------
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS, FOREIGN
CURRENCY AND FOREIGN
TRANSLATION :
 Net realized gain
 (loss) (Notes 2 and 5)
 on:
 investments               12,454,499     95,200      9,749    4,024,187   1,241,371    (93,380)
 foreign denominated as-
 sets, liabilities and
 currency                         --         --         --           --        3,654     (9,083)
 closed short sales           306,042        --         --           --          --         --
 Distribution of real-
 ized gains from other
 investment companies             --         --         --           --        4,901        924
 Change in unrealized
 appreciation (deprecia-
 tion) of:
 investments               13,544,853    129,274     82,395    1,697,936    (773,460)   398,879
 foreign denominated as-
 sets, liabilities and
 currency                         --         --         --           --      (11,803)      (573)
                          -----------   --------    -------   ----------  ----------   --------
 Net realized and
 unrealized gain (loss)    26,305,394    224,474     92,144    5,722,123     464,663    296,767
                          -----------   --------    -------   ----------  ----------   --------
 Net increase (decrease)
 in net assets resulting
 from operations          $25,837,719   $224,037    $89,948   $5,936,119  $  582,266   $274,569
                          -----------   --------    -------   ----------  ----------   --------

* Dividends are net of foreign withholding taxes of $14 for Disciplined Growth, $9 for Growth and Income, $56,356 for International Equity, and $6,684 for Foreign Frontier.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                   Numeric                     Numeric II               Disciplined Growth
                          Six months                  Six months    Oct. 3, 1994    Six months    Oct. 3, 1994
                            ended                       ended       (commencement     ended       (commencement
                          September      Year ended   September   of operations) to September   of operations) to
                           30, 1995    March 31, 1995  30, 1995    March 31, 1995    30, 1995    March 31, 1995
INCREASE (DECREASE) IN
NET ASSETS :
Operations:
 Net investment income
 (loss)                  $   (467,675)  $   (879,855) $     (437)     $    688      $   (2,196)     $  1,105
 Net realized gain
 (loss) on investments
 and foreign denominated
 assets, liabilities and
 currency                  12,760,541      3,109,411      95,200           --            9,749          (382)
 Distributions of
 realized gains from
 other investment
 companies                        --             --          --            --              --            --
 Unrealized appreciation
 (depreciation) of
 investments and foreign
 denominated assets,
 liabilities and
 currency                  13,544,853      6,661,163     129,274         4,228          82,395        10,108
                         ------------   ------------  ----------      --------      ----------      --------
 Net increase (decrease)
 in net assets resulting
 from operations           25,837,719      8,890,719     224,037         4,916          89,948        10,831
Distributions to share-
holders from:
 Net investment income
 Ordinary Shares                  --             --          --            --              --            --
 Institutional Shares             --             --          --            --              --            --
 Net realized gains
 Ordinary Shares                  --      (2,932,328)        --            --              --            --
 Institutional Shares             --      (2,432,095)        --            --              --            --
                         ------------   ------------  ----------      --------      ----------      --------
                                  --      (5,364,423)        --            --              --            --
                         ------------   ------------  ----------      --------      ----------      --------
Fund share transactions
(Note 13)                  (9,208,409)    32,410,964   1,565,325       415,351         740,438       349,943
                         ------------   ------------  ----------      --------      ----------      --------
Increase (decrease) in
net assets                 16,629,310     35,937,260   1,789,362       420,267         830,386       360,774
Net assets beginning of
year                      100,963,695     65,026,435     420,267           --          360,774           --
                         ------------   ------------  ----------      --------      ----------      --------
Net assets end of year
(*)                      $117,593,005   $100,963,695  $2,209,629      $420,267      $1,191,160      $360,774
                         ============   ============  ==========      ========      ==========      ========
(*) Includes
undistributed
(overdistributed) net
investment income of              --             --   $      251      $    688      $   (1,091)     $  1,105


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)--CONTINUED

                             Growth and Income          International Equity              Foreign Frontier
                         Six months                   Six months                     Six months   August 8, 1994
                            ended                       ended                          ended       (commencement
                          September     Year ended    September       Year ended     September   of operations) to
                          30, 1995    March 31, 1995   30, 1995     March 31, 1995    30, 1995    March 31, 1995
INCREASE (DECREASE) IN
NET ASSETS:
Operations:
 Net investment income
 (loss)                  $   213,996   $   405,208   $     117,603   $     (68,515)  $  (22,198)    $   (20,396)
 Net realized gain
 (loss) on investments
 and foreign denominated
 assets, liabilities and
 currency                  4,024,187     2,834,378       1,245,025       2,026,759     (102,463)        (16,841)
 Distributions of
 realized gains from
 other investment
 companies                       --            --            4,901          75,994          924              61
 Unrealized appreciation
 (depreciation) of
 investments and foreign
 denominated assets,
 liabilities and
 currency                  1,697,936     1,408,046        (785,263)     (2,176,129)     398,306      (1,044,733)
                         -----------   -----------   -------------   -------------   ----------     -----------
 Net increase (decrease)
 in net assets resulting
 from operations           5,936,119     4,647,632         582,266        (141,891)     274,569      (1,081,909)
Distributions to share-
holders from:
 Net investment income
 Ordinary Shares                 --       (391,998)            --         (359,736)         --              --
 Institutional Shares            --        (54,988)            --          (10,117)         --              --
 Net realized gains
 Ordinary Shares                 --     (3,731,150)            --              --           --              --
 Institutional Shares            --       (366,824)            --              --           --              --
                         -----------   -----------   -------------   -------------   ----------     -----------
                                 --     (4,544,960)            --         (369,853)         --              --
                         -----------   -----------   -------------   -------------   ----------     -----------
Fund share transactions
(Note 13)                 (1,423,220)   (1,578,584)        511,008       4,998,610    1,917,168       5,340,449
                         -----------   -----------   -------------   -------------   ----------     -----------
Increase (decrease) in
net assets                 4,512,899    (1,475,912)      1,093,274       4,486,866    2,191,737       4,258,540
Net assets beginning of
year                      39,023,788    40,499,700      30,708,623      26,221,757    4,258,540             --
                         -----------   -----------   -------------   -------------   ----------     -----------
Net assets end of year
(*)                      $43,536,687   $39,023,788   $  31,801,897   $  30,708,623   $6,450,277     $ 4,258,540
                         ===========   ===========   =============   =============   ==========     ===========
(*) Includes
undistributed
(overdistributed) net
investment income of     $   418,061   $   204,065   $     (70,251)  $    (187,854)  $  (29,977)    $    (7,779)


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

                                        Income from
                                   Investment Operations                       Distributions
                  Net Asset               Net Realized             Dividends  Distributions
                  Value at     Net       and Unrealized Total from  from Net      from                    Net Asset
                  Beginning Investment    Gain (Loss)   Investment Investment   Realized        Total     Value End   Total
                  of Period   Income     on Securities  Operations   Income   Capital Gains Distributions of Period Return (c)
NUMERIC
ORDINARY SHARES
Sept. 8, 1992*
to March 31,
1993               $10.00     (0.06)(a)       4.18         4.12        --           --            --       $14.12     73.73%(b)
Year Ended March
31, 1994           $14.12     (0.09)          2.57         2.48        --         (1.27)        (1.27)     $15.33     17.80%
Year Ended March
31, 1995 (f)       $15.33     (0.20)          1.67         1.47        --         (0.99)        (0.99)     $15.81     10.24%
Six Months Ended
September 30,
1995 (Unaudited)
(f)                $15.81     (0.10)          4.48         4.38        --           --            --       $20.19     55.40%(b)
INSTITUTIONAL
SHARES
Jan. 6, 1993* to
March 31, 1993     $12.88     (0.02)(a)       1.29         1.27        --           --            --       $14.15     43.07%(b)
Year Ended March
31, 1994           $14.15     (0.05)          2.63         2.58        --         (1.27)        (1.27)     $15.46     18.50%
Year Ended March
31, 1995 (f)       $15.46     (0.13)          1.71         1.58        --         (0.99)        (0.99)     $16.05     10.88%
Six Months Ended
September 30,
1995 (Unaudited)
(f)                $16.05     (0.05)          4.54         4.49        --           --            --       $20.54     55.94%(b)
NUMERIC II
ORDINARY SHARES
Oct. 3, 1994* to
March 31, 1995
(f)                $10.00      0.05 (a)       0.07         0.12        --           --            --       $10.12      1.20%
Six Months Ended
September 30,
1995 (Unaudited)
(f)                $10.12     (0.01)(a)       2.16         2.15        --           --            --       $12.27     42.48%(b)
INSTITUTIONAL
SHARES
April 17, 1995*
to September 30,
1995 (Unaudited)
(f)                $10.27     (0.01)(a)       2.01         2.00        --           --            --       $12.27     42.90%(b)
DISCIPLINED GROWTH
ORDINARY SHARES
Oct. 3, 1994* to
March 31, 1995
(f)                $10.00      0.05 (a)       0.27         0.32        --           --            --       $10.32      3.20%
Six Months Ended
September 30,
1995 (Unaudited)
(f)                $10.32     (0.03)(a)       1.45         1.42        --           --            --       $11.74     27.50%(b)
INSTITUTIONAL
SHARES
July 26, 1995*
to September 30,
1995 (Unaudited)
(f)                $11.26     (0.03)(a)       0.51         0.48        --           --            --       $11.74     23.27%(b)
GROWTH AND INCOME
ORDINARY SHARES
Year Ended March
31, 1991           $14.27      0.24           2.20         2.44      (0.24)       (0.42)        (0.66)     $16.05     17.82%
Year Ended March
31, 1992           $16.05      0.19           1.25         1.44      (0.21)       (1.23)        (1.44)     $16.05      9.81%
Year Ended March
31, 1993           $16.05      0.17           1.98         2.15      (0.18)       (0.75)        (0.93)     $17.27     13.77%
Year Ended March
31, 1994           $17.27      0.18           0.21         0.39      (0.16)       (3.64)        (3.80)     $13.86      1.51%
Year Ended March
31, 1995 (f)       $13.86      0.14           1.44         1.58      (0.16)       (1.56)        (1.72)     $13.72     12.71%
Six Months Ended
September 30,
1995 (Unaudited)
(f)                $13.72      0.07           2.04         2.11        --           --            --       $15.83     30.74%(b)
                          Ratios and Supplemental Data
                              Ratio of   Ratio of Net
                  Net Assets Operating    Investment
                    End of    Expenses   Income (Loss)
                    Period   to Average   to Average    Portfolio
                   (000's)   Net Assets   Net Assets    Turnover
NUMERIC
ORDINARY SHARES
Sept. 8, 1992*
to March 31,
1993               $14,066      2.07%(b)     (1.41)%(b)  139.00%
Year Ended March
31, 1994           $40,852      1.83%        (1.30)%     389.00%
Year Ended March
31, 1995 (f)       $53,920      1.84%        (1.31)%     320.00%
Six Months Ended
September 30,
1995 (Unaudited)
(f)                $70,180      1.83%(b)     (1.09)%(b)  301.00%(b)
INSTITUTIONAL
SHARES
Jan. 6, 1993* to
March 31, 1993     $ 2,979      1.39%(b)     (0.79)%(b)   73.00%(b)
Year Ended March
31, 1994           $24,175      1.23%        (0.70)%     389.00%
Year Ended March
31, 1995 (f)       $47,044      1.36%        (0.82)%     320.00%
Six Months Ended
September 30,
1995 (Unaudited)
(f)                $47,413      1.34%(b)     (0.59)%(b)  301.00%(b)
NUMERIC II
ORDINARY SHARES
Oct. 3, 1994* to
March 31, 1995
(f)                $   420       -- %         1.50 %(b)    0.00%(b)
Six Months Ended
September 30,
1995 (Unaudited)
(f)                $ 2,175      2.48%(b)     (0.07)%(b)  211.00%(b)
INSTITUTIONAL
SHARES
April 17, 1995*
to September 30,
1995 (Unaudited)
(f)                $    35      2.38%(b)     (0.11)%(b)  211.00%(b)
DISCIPLINED GROWTH
ORDINARY SHARES
Oct. 3, 1994* to
March 31, 1995
(f)                $   361       -- %         1.03 %(b)   17.82%(b)
Six Months Ended
September 30,
1995 (Unaudited)
(f)                $ 1,158      1.46%(b)     (0.63)%(b)  263.00%(b)
INSTITUTIONAL
SHARES
July 26, 1995*
to September 30,
1995 (Unaudited)
(f)                $    33      2.18%(b)     (1.34)%(b)  263.00%(b)
GROWTH AND INCOME
ORDINARY SHARES
Year Ended March
31, 1991           $39,018      1.80%         1.64 %      96.00%
Year Ended March
31, 1992           $43,884      1.84%         1.16 %      60.00%
Year Ended March
31, 1993           $43,320      1.84%         0.98 %      78.00%
Year Ended March
31, 1994           $36,510      1.72%         1.02 %     110.00%
Year Ended March
31, 1995 (f)       $37,048      1.69%         1.01 %     121.00%
Six Months Ended
September 30,
1995 (Unaudited)
(f)                $41,499      1.65%(b)      1.00 %(b)  158.00%(b)

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                        Income from
                                   Investment Operations                       Distributions
                  Net Asset               Net Realized             Dividends  Distributions
                  Value at     Net       and Unrealized Total from  from Net      from                    Net Asset
                  Beginning Investment    Gain (Loss)   Investment Investment   Realized        Total     Value End     Total
                  of Period   Income     on Securities  Operations   Income   Capital Gains Distributions of Period   Return (c)
INSTITUTIONAL
SHARES
March 31, 1991     $15.83      0.00           0.22         0.22        --           --            --       $16.05        85.04%(b)
Year Ended March
31, 1992           $16.05      0.28           1.23         1.51      (0.27)       (1.23)        (1.50)     $16.06        10.03%
Year Ended March
31, 1993           $16.06      0.25           1.99         2.24      (0.27)       (0.75)        (1.02)     $17.28        14.30%
Year Ended March
31, 1994           $17.28      0.28           0.19         0.47      (0.25)       (3.64)        (3.89)     $13.86         1.99%
Year Ended March
31, 1995 (f)       $13.86      0.21           1.44         1.65      (0.23)       (1.56)        (1.79)     $13.72        13.29%
Six Months Ended
September 30,
1995 (Unaudited)
(f)                $13.72      0.11           2.04         2.15        --           --            --       $15.87        31.34%(b)
INTERNATIONAL EQUITY
ORDINARY SHARES
Year Ended March
31, 1991           $11.20      0.10 (a)      (2.00)       (1.90)     (0.04)       (0.88)        (0.92)     $ 8.38       (16.60)%
Year Ended March
31, 1992           $ 8.38      0.04 (a)      (0.35)       (0.31)     (0.10)         --          (0.10)     $ 7.97        (3.70)%
Year Ended March
31, 1993           $ 7.97      0.09 (a)       0.04         0.13      (0.07)         --          (0.07)     $ 8.03         1.70%
Year Ended March
31, 1994           $ 8.03      0.00 (a)       2.28         2.28      (0.13)         --          (0.13)     $ 0.18        28.69%
Year Ended March
31, 1995 (f)       $10.18     (0.03)(a)       0.04         0.01      (0.13)         --          (0.13)     $10.06         0.07%
Six Months Ended
September 30,
1995 (Unaudited)
(f)                $10.06      0.04           0.15         0.19        --           --            --       $10.25         3.76%(b)
INSTITUTIONAL
SHARES
April 25, 1990*
to March 31,
1991               $11.19      0.17 (a)      (1.96)       (1.79)       --           --            --       $ 9.40       (17.18)%(b)
April 1, 1991 to
March 19, 1992     $ 9.40      0.09 (a)      (1.40)       (1.31)     (0.15)         --          (0.15)     $ 7.94(e)    (14.62)%(b)
August 25, 1994*
to March 31,
1995 (f)           $11.00      0.01 (a)      (0.73)       (0.72)     (0.18)         --          (0.18)     $10.10        (6.57)%
Six Months Ended
September 30,
1995 (Unaudited)
(f)                $10.10      0.06           0.15         0.21        --           --            --       $10.31         4.14%(b)
FOREIGN FRONTIER
August 8, 1994*
to March 31,
1995 (f)           $10.00     (0.05)(a)      (2.71)       (2.76)       --           --            --       $ 7.24       (27.60)%
Six Months Ended
September 30,
1995 (Unaudited)
(f)                $ 7.24     (0.03)          0.58         0.55        --           --            --       $ 7.79        15.18%(b)


                      Ratios and Supplemental Data
                   Net Assets Operating    Investment
                     End of    Expenses   Income (Loss)
                     Period   to Average   to Average     Portfolio
                    (000's)   Net Assets   Net Assets     Turnover
INSTITUTIONAL
SHARES
March 31, 1991      $ 1,014      1.53%(b)    (0.81)%(b)     96.00%
Year Ended March
31, 1992            $ 4,753      1.44%         1.39%        60.00%
Year Ended March
31, 1993            $ 6,451      1.33%         1.46%        78.00%
Year Ended March
31, 1994            $ 3,990      1.22%         1.52%       110.00%
Year Ended March
31, 1995 (f)        $ 1,975      1.23%         1.48%       121.00%
Six Months Ended
September 30,
1995 (Unaudited)
(f)                 $ 2,038      1.14%(b)      1.52%(b)    158.00%(b)
INTERNATIONAL EQUITY
ORDINARY SHARES
Year Ended March
31, 1991            $21,527      2.14%         1.14%       159.00%
Year Ended March
31, 1992            $19,676      2.12%         0.47%        52.00%
Year Ended March
31, 1993            $17,429      2.28%         1.08%        16.00%
Year Ended March
31, 1994            $26,222      2.01%        (0.08)%       40.00%
Year Ended March
31, 1995 (f)        $27,657      1.91%        (0.24)%       46.48%
Six Months Ended
September 30,
1995 (Unaudited)
(f)                 $27,851      2.09%(b)      0.67%(b)     43.00%(b)
INSTITUTIONAL
SHARES
April 25, 1990*
to March 31,
1991                $ 4,178      1.50%(b)      1.56%(b)    159.00%
April 1, 1991 to
March 19, 1992      $     0      1.63%         1.05%        52.00%
August 25, 1994*
to March 31,
1995 (f)            $ 3,052      1.66%(b)      0.13%(b)     46.48%(b)
Six Months Ended
September 30,
1995 (Unaudited)
(f)                 $ 3,951      1.59%(b)      1.18%(b)     43.00%(b)
FOREIGN FRONTIER
August 8, 1994*
to March 31,
1995 (f)            $ 4,259      2.54%(b)     (1.03)%(b)    10.72%(b)
Six Months Ended
September 30,
1995 (Unaudited)
(f)                 $ 6,450      2.93%(b)     (0.78)%(b)    16.00%(b)

*   Commencement of Operations
(a) Reflects expense waivers/reimbursements in effect during the period. See
    Note 3 to the Financial Statements. As a result of such waivers/reimbursements, expenses of the Quantitative Numeric Fund Ordinary Shares for the period ended March 31, 1993 reflect a reduction of $0.03 per share; expenses of the Quantitative Numeric Fund Institutional Shares for the period ended March 31, 1993 reflect a reduction of $0.03 per share; ex-penses for the Quantitative Numeric II Fund Ordinary Shares for the periods ended September 30 and March 31, 1995 reflect a reduction of $0.18 and $0.76 per share; expenses of the Quantitative Numeric II Fund Institutional Shares for the period ended September 30, 1995 reflect a reduction of $0.16 per share; expenses of the Quantitative Disciplined Growth Fund Ordinary Shares for the periods ended September 30 and March 31, 1995 reflect a re-duction of $0.24 and $0.45 per share; expenses of the Quantitative Disci-plined Growth Fund Institutional Shares for the period ended September 30, 1995 reflect a reduction of $0.30 per share; expenses of the Quantitative International Equity Fund Ordinary Shares for the periods ended March 31, 1995, 1994, 1993, 1992, and 1991 reflect a reduction of $0.01, $0.01,
    $0.05, $0.04 and $0.02 per share respectively; expenses of the Quantitative International Equity Fund Institutional Shares for the periods ended March 31, 1995, 1992, and 1991 reflect a reduction of $0.01, $0.04 and $0.03 per share; and expenses of the Quantitative Foreign Frontier Fund Ordinary Shares for the period ended March 31, 1995 reflect a reduction of $0.02 per share.
(b) Annualized
(c) Total Return does not include the one time deferred sales charge of 1% for the Ordinary Shares.
(d) Investment income and expenses for the periods ending March 31, 1991 through March 31, 1994 were calculated for the Ordinary Shares and then ad-justed for the differences in distribution and transfer agency expenses borne by the two classes of shares.
(e) Amount represents the last net asset value per share before the March 19, 1992 redemption which resulted in this Fund having no Institutional share-holders and no Institutional Shares of beneficial interest outstanding from that date until August 25, 1994. (Note 1)
(f) Per share numbers have been calculated using the average shares method.

   The accompanying notes are an integral part of these financial statements.

QUANTITATIVE GROUP OF FUNDS  __________________________________________________

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization of the Trust.

The Quantitative Group of Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust currently has six series (individually a "Fund" and collectively the "Funds") each with a distinct investment objective: Quantitative Numeric, Quantitative Numeric II, Quantitative Disciplined Growth, Quantitative Growth and Income, Quantitative International Equity, and Quantitative Foreign Fron-tier. The Quantitative Numeric Fund ("Numeric") commenced operations on Sep-tember 8, 1992 and began offering Institutional Shares on January 6, 1993. The Quantitative Numeric II Fund ("Numeric II") commenced operations on October 3, 1994 and began offering Institutional Shares on April 17, 1995. The Quantita-tive Disciplined Growth Fund ("Disciplined Growth") commenced operations on October 3, 1994 and began offering Institutional Shares on July 26, 1995. The Quantitative Growth and Income Fund ("Growth and Income") commenced operations on May 9, 1985 and began offering Institutional Shares on March 25, 1991. The Quantitative International Equity Fund ("International Equity") commenced op-erations on July 31, 1987 and offered Institutional Shares from April 25, 1990 to March 19, 1992 and began offering the Institutional Shares again on August 25, 1994. The Quantitative Foreign Frontier Fund ("Foreign Frontier") commenced operations on August 8, 1994.

Holders of Institutional Shares bear no portion of the 12b-1 Plan expense of the Funds and are not entitled to vote on matters involving the 12b-1 Plan. Ordinary Shares are sold subject to a 12b-1 Plan as well as a deferred sales charge. At September 30, 1995, there are no Institutional Shares outstanding for Foreign Frontier.

2. Significant Accounting Policies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment compa-nies.

Security Valuation.

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities are valued at the mean between the last reported bid and asked price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign cur-rencies are translated into U.S. dollars based upon the prevailing exchange rate of each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

Security Transactions and Related Investment Income.

Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is re-corded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each Fund's investment income and realized and unrealized gains and losses are al-located among classes based upon the daily relative net assets.

Repurchase Agreements.

The Funds' custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-mar-ket daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds. The Funds may experience costs and delays in liquidating the collateral if the issuer defaults or enters into bankruptcy.

Short Sales "Against the Box."

In a short sale against the box, a Fund sells a borrowed security, while at the same time owning an identical security in the portfolio. While the short sale is outstanding, a Fund will not dispose of the security hedged by the short sale.

When a Fund sells short against the box, it will establish a margin account with the broker lending the security sold short. While the short sale is out-standing, the broker retains the proceeds of the short sale, and the Fund pledges securities as additional collateral. The Fund earns interest from the broker on the proceeds of the short sale and accrues such interest on a daily basis.

Foreign Currency Transactions.

All monetary items denominated in foreign currencies are translated into U.S. dollars based on the prevailing exchange rate at the close of each business day. Income and expenses denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.

-------------------------------------------------------------------------------

___________________________________________________ QUANTITATIVE GROUP OF FUNDS

Unamortized Organization Expenses.

Costs incurred with Numeric's organization and registration are being amor-tized over the period of benefit, not to exceed 60 months.

Expenses.

The majority of the expenses of the Funds are attributed to the individual Funds for which they are incurred. Expenses that are not attributed to a spe-cific Fund are allocated in proportion to the respective net assets of the Funds. Expenses allocable to a Fund are borne pro rata by the holders of both classes of shares of such Fund, except that 12b-1 Plan expenses will not be borne by the holders of Institutional Shares and each class has its own trans-fer agency fee.

3. Management Fee, Advisory Contracts and Other Affiliate Transactions.

The Funds have entered into a management agreement with Quantitative Advisors, Inc. (the "Manager"). Compensation of the Manager, for management and adminis-tration of the Funds, including selection and monitoring of the portfolio ad-visors, is paid monthly based on the average daily net asset value of each Fund for the month. The annual rate of such fees is 1.00% of the average daily net asset value of Numeric, Numeric II, Disciplined Growth, and International Equity; 0.75% of the average daily net asset value of the Growth and Income Fund; and 0.80% of the average daily net asset value of Foreign Frontier. For the six months ended September 30, 1995, the Manager voluntarily agreed to waive its fees in their entirety with respect to Disciplined Growth and in part with respect to Numeric II.

The Manager has agreed to reduce its compensation with respect to Numeric, Growth and Income, and International Equity to the extent that the total ex-penses of any of these Funds individually exceed 2% of average net asset value for any fiscal year. The distribution agreement calls for the Distributor to reduce its fee similarly after the Manager's fee has been eliminated. The Man-ager has also agreed to assume expenses of any of these Funds if necessary in order to reduce a Fund's total expenses to no more than 2% of average net as-set value for any fiscal year. Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which in-clude incremental custody costs associated with international securities.

The Manager may voluntarily agree to limit the total operating expenses of a Fund for a period of time by waiving fees or reimbursing a Fund for an expense that it would otherwise incur. In such cases, the Manager may seek reimburse-ment from the Fund if the Fund's total operating expenses fall below that limit prior to the end of the Fund's fiscal year. The Manager voluntarily has agreed to waive fees or assume certain operating expenses of the Numeric II and Disciplined Growth Funds in order to reduce the total expenses of these Funds to no more than 2.5% of their average net asset value. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, or extraordinary expenses. Extraordinary expenses include, but are not limited to, litigation and indemnification expenses. The agreement is subject to peri-odic review and there is no guarantee that the Manager will continue to limit these expenses in the future.

During the six months ended September 30, 1995, the aggregate fees, net of fees waived or reimbursed by the Manager amounted to $871,143. The total amount of the advisory fees waived or reimbursed by the Manager was $6,650.

The Manager has entered into advisory contracts with the following advisors (collectively the "Advisors") to provide investment advisory services to the following Funds: Numeric Investors L.P. (Numeric, Numeric II), LBS Capital Management, Inc. (Disciplined Growth), State Street Bank and Trust Company (Growth and Income), and Boston International Advisors, Inc. (International Equity, Foreign Frontier).

For services rendered, the Manager pays to the Advisor of a Fund a fee based on a percentage of the average daily net asset value of the Fund. The fee for each Fund is determined separately. The fees paid by the Manager to the Advi-sors of the Funds are as follows: Numeric and Numeric II Funds--0.75% of the first $20 million, 0.60% of the next $30 million, and 0.50% of amounts in ex-cess of $50 million of average daily total net assets; Disciplined Growth-- 0.60% of the first $100 million, and 0.50% of amounts in excess of $100 mil-lion of average daily total net assets; Growth and Income--0.375% of the first $20 million and 0.30% of amounts in excess of $20 million of average daily to-tal net assets, with an annual minimum of $25,000; International Equity--0.50% of average daily total net assets; and Foreign Frontier--0.40% of average daily total net assets.

The Funds have entered into a distribution agreement with U.S. Boston Capital Corporation (the "Distributor"). For its services under the distribution agreement, the Distributor receives a monthly fee at the annual rate of 0.50% of the average net asset value of shareholder accounts open during the period the plan is in effect. No

-------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  __________________________________________________
fees are received by the Distributor for Institutional Shares. For the six months ended September 30, 1995, the Distributor voluntarily agreed to waive its fees in their entirety with respect to Numeric II and Disciplined Growth, which amounted to $4,767. During the six months ended September 30, 1995, the aggregate fees, net of fees waived by the Distributor, paid by the Funds pur-suant to such distribution plan amounted to $338,218. A deferred sales charge amounting to 1% of the net asset value of Ordinary Shares redeemed is withheld from the redemption proceeds and paid to the Distributor. The deferred sales charge is not imposed on redemptions of Institutional Shares, and certain other transactions. The Funds have been advised that during the six months ended September 30, 1995, such fees earned by the Distributor were $45,990.

Transfer agent functions are provided to the Funds by Quantitative Institu-tional Services, a division of the Manager (the "Transfer Agent") pursuant to a transfer agent agreement. Prior to September 14, 1995, U.S. Boston Institu-tional Services, Inc., an affiliate of the Manager, served as transfer agent. The transfer agent agreement provides that base fees are payable to the Trans-fer Agent at an annual rate of .13% of the aggregate average daily net asset value of each Fund. Prior to July 1, 1995, the transfer agent agreement pro-vided that base fees payable to the Transfer Agent were $115,000 per annum, allocated 70% to the Ordinary Shares and 30% to the Institutional Shares of the Funds and allocated to the Funds within each class on a proportionate ba-ses based on the respective net assets of the Funds. During the six months ended September 30, 1995, the aggregate fees paid by the Funds pursuant to such agreement amounted to $100,995.

State Street Bank and Trust Company (the "Custodian") maintains the Funds' ac-counting records and provides custodial services. For the six months ended September 30, 1995, $70,534, $4,546, $3,549, $15,821, $1,650, and $4,017 in
custody credits were applied against the custody fees for Numeric, Numeric II, Disciplined Growth, Growth and Income, International Equity and Foreign Fron-tier, respectively. Such credits have not been applied in the calculation of Manager reimbursement for Numeric, Growth and Income, and International Equi-ty.

The Custodian voluntarily agreed to waive its base custodian fees for the first six months after commencement of trading activities by Numeric II and Disciplined Growth, and to reduce its dual-class accounting fees for the first six months after the commencement of Institutional Shares by Numeric II, Dis-ciplined Growth, and Foreign Frontier. For the six months ended September 30, 1995, the Custodian's fee waivers and reductions amounted to $20,518.

Each Trustee receives an annual Trustee's fee of $2,800 allocated to each Fund in proportion to the respective net assets of the Funds.

4. Federal Income Taxes.

It is the policy of the Funds to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Fed-eral income tax provision is required.

At September 30, 1995, International Equity had capital loss carryovers amounting to $1,833,122 and $806,382 which will expire on March 31, 2000 and March 31, 2001, respectively. To the extent that these losses are used to off-set any future capital gains realized during the carry- over period, no capi-tal gains tax liabilities will be incurred by International Equity for gains realized and not distributed.

5. Purchases and Sales.

During the six months ended September 30, 1995, purchases of investment secu-rities other than US Government obligations and short-term investments, for Numeric, Numeric II, Disciplined Growth, Growth and Income, International Eq-uity and Foreign Frontier were $151,432,701, $2,668,551, $1,489,815,
$32,111,444, $7,488,311, and $2,427,765 respectively. Sales of such securities for the Funds were $158,844,231, $1,193,637, $810,245, $33,786,924,
$6,771,681, and $410,058, respectively.

During the six months ended September 30, 1995, purchases of US Government ob-ligations for International Equity and Foreign Frontier were $1,598,390 and $1,737,949 respectively, and sales for the two Funds were $1,599,669 and $2,039,854 respectively.

6. Security Loans.

As of September 30, 1995, International Equity loaned common stocks having a value of $1,815,039 and received cash collateral of $1,963,995 for these loans. Security lending income of $6,585 collected by the custodian, was used to offset custodian expense during the six months. Such offset would not be applied in the calculation of Manager reimbursements to International Equity.

-------------------------------------------------------------------------------

___________________________________________________ QUANTITATIVE GROUP OF FUNDS

7. Short Sales "Against the Box."

As of September 30, 1995, Numeric sold short 20,100 shares of common stock of Dura Pharmaceuticals, with a market value as of September 30, 1995 of $597,975, producing proceeds of $650,812. Numeric II sold short 785 and 1,200 shares of common stock respectively of Allstate Corporation and Capital One Financial Corporation with market values as of September 30, 1995 of $27,765 and $35,244 respectively, $63,009 in the aggregate; and producing proceeds of $26,854 and $31,151 respectively, $58,005 in the aggregate.

8. Reclassifications.

For the six months ended September 30, 1995, certain reclassification adjust-ments were made between undistributed/(overdistributed) net investment income, accumulated net realized gain/(loss), and shares of beneficial interest due to differences between book and tax accounting, primarily due to current year net operating losses for Numeric. Such reclassifications were as follows:

                                       Increase/(Decrease)
               Increase/(Decrease)        Undistributed/          Increase/(Decrease)
                    Shares of           (Overdistributed)       Accumulated Net Realized
               Beneficial Interest Net Investment Income/(Loss)       Gain/(Loss)
Numeric              $     0                 $467,675                  $(467,675)
Growth and
 Income               (2,754)                       0                      2,754
International
 Equity                 (348)                       0                        348

9. Lines of Credit and Contingent Liability.

Numeric may temporarily, for emergency purposes, borrow up to the lesser of $2,000,000 or 10% of its assets, under a line of credit. Such borrowings are due not more than 90 days from the date of borrowing, with interest, as deter-mined by the line of credit agreement. During the six months ended September 30, 1995, the Fund did not utilize the line of credit.

The Trust insures itself and all Funds under a policy with ICI Mutual Insur-ance Company. The annual premium is allocated among the Funds and Quantitative Institutional Services. Additionally, the Funds have committed up to 300% of the annual premium, one third of which was provided in cash, with each Fund's pro rata portion recorded as an asset. The remainder is secured with an irrev-ocable letter of credit.

10. Shares of Beneficial Interest.

The following schedule shows the number of shareholders each owning 5% or more of a Fund and the total percentage of the Fund held by such shareholders.

                                                     5% or Greater Shareholders
                                          -------------------------------------------------
Fund                                      Number                             % of Fund Held
Numeric Inst.                                5                                     80%
Numeric II Ord.                              3                                     24%
Numeric II Inst.                             3                                    100%
Disciplined Growth Ord.                      7                                     60%
Disciplined Growth Inst.                     1                                    100%
Growth and Income Inst.                      5                                    100%
International Equity Inst.                   1                                    100%
Foreign Frontier Ord.                        2                                     12%

11. New Accounting Guidelines Adopted.

Effective April 1, 1994, the Funds adopted Statement of Position 93-4: Foreign Currency Presentation for Investment Companies (the "SOP"). In accordance with this SOP, reported net realized gains and losses on foreign currency transac-tions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. Further, as permitted under the SOP, the ef-fects of changes in foreign currency exchange rates on investments in securi-ties are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

12. Concentration of Risk.

The relatively large investments of the Foreign Frontier Fund in Latin Ameri-can and Southeast Asian countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, so-cial or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

-------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  __________________________________________________

13. Transactions in Shares of Beneficial Interest.

Transactions in shares of beneficial interest were as follows:

                                 Six Months Ended            Year Ended
                                September 30, 1995         March 31, 1995
                               ----------------------  -----------------------
                                Shares     Dollars      Shares      Dollars
NUMERIC
ORDINARY SHARES:
Shares sold                     218,163  $  3,654,877    994,131  $ 15,053,512
Shares issued in reinvestment
 of distributions                   --            --     198,432     2,861,402
Shares redeemed                (152,930)   (2,632,836)  (446,915)   (6,801,115)
                               --------  ------------  ---------  ------------
Net change                       65,233     1,022,041    745,648  $ 11,113,799
                               --------  ------------  ---------  ------------
INSTITUTIONAL SHARES:
Shares sold                     250,809  $  4,655,516  2,022,838  $ 31,157,158
Shares issued in reinvestment
 of distributions                   --            --     100,548     1,469,003
Shares redeemed                (874,002)  (14,885,966)  (755,371)  (11,328,996)
                               --------  ------------  ---------  ------------
Net change                     (623,913) $(10,230,450) 1,368,015  $ 21,297,165
                               --------  ------------  ---------  ------------
TOTAL NET CHANGE FOR FUND                $ (9,208,409)            $ 45,480,918
                                         ------------             ------------
NUMERIC II
ORDINARY SHARES:
Shares sold                     143,778  $  1,625,471     41,972  $    419,969
Shares issued in reinvestment
 of distributions                   --            --         --            --
Shares redeemed                  (8,027)      (94,064)      (462)       (4,618)
                               --------  ------------  ---------  ------------
Net change                      135,751  $  1,531,407     41,510  $    415,351
                               --------  ------------  ---------  ------------
INSTITUTIONAL SHARES:
Shares sold                       3,516  $     41,883        --   $        --
Shares issued in reinvestment
 of distributions                   --            --         --            --
Shares redeemed                    (694)       (7,965)
                               --------  ------------
Net change                        2,822  $     33,918        --            --
                               --------  ------------
TOTAL NET CHANGE FOR FUND                $  1,565,325                      --
                                         ------------
DISCIPLINED GROWTH
ORDINARY SHARES:
Shares sold                      68,418  $    759,232     35,045  $    350,713
Shares issued in reinvestment
 of distributions                   --            --         --            --
Shares redeemed                  (4,691)      (50,294)       (76)         (770)
                               --------  ------------  ---------  ------------
Net change                       63,727  $    708,938     34,969  $    349,943
                               --------  ------------  ---------  ------------
INSTITUTIONAL SHARES:
Shares sold                       2,798  $     31,500        --   $        --
Shares issued in reinvestment
 of distributions                   --            --         --            --
Shares redeemed                     --            --         --            --
                               --------  ------------
Net change                        2,798  $     31,500        --            --
                               --------  ------------
TOTAL NET CHANGE FOR FUND                $    740,438                      --
                                         ------------
GROWTH AND INCOME
ORDINARY SHARES:
Shares sold                      59,052  $    857,486    296,092  $  4,055,465
Shares issued in reinvestment
 of distributions                   --            --     321,758     3,993,011
Shares redeemed                (137,295)   (2,044,926)  (552,371)   (7,660,519)
                               --------  ------------  ---------  ------------
Net change                      (78,243) $ (1,187,440)    65,479  $    387,957
                               --------  ------------  ---------  ------------

-------------------------------------------------------------------------------

___________________________________________________ QUANTITATIVE GROUP OF FUNDS

                                 Six Months Ended           Year Ended
                                September 30, 1995        March 31, 1995
                               ----------------------  ----------------------
                                Shares     Dollars      Shares     Dollars
GROWTH AND INCOME--CONTINUED
INSTITUTIONAL SHARES:
Shares sold                       3,985  $     59,679    10,768  $    156,610
Shares issued in reinvestment
 of distributions                   --            --     31,737       393,229
Shares redeemed                 (19,551)     (295,459) (186,327)   (2,516,380)
                               --------  ------------  --------  ------------
Net change                      (15,566) $   (235,780) (143,822) $ (1,966,541)
                               --------  ------------  --------  ------------
TOTAL NET CHANGE FOR FUND                $ (1,423,220)           $ (1,578,584)
                                         ------------            ------------
INTERNATIONAL EQUITY
ORDINARY SHARES:
Shares sold                     113,042  $  1,174,105   544,460  $  5,753,085
Shares issued in reinvestment
 of distributions                   --            --     33,154       336,839
Shares redeemed                (144,404)   (1,509,244) (403,512)   (4,155,444)
                               --------  ------------  --------  ------------
Net change                      (31,362) $   (335,139)  174,102  $  1,934,480
                               --------  ------------  --------  ------------
INSTITUTIONAL SHARES:
Shares sold                     118,517  $  1,236,700   316,551  $  3,206,900
Shares issued in reinvestment
 of distributions                   --            --        --            --
Shares redeemed                 (37,562)     (390,553)  (14,290)     (142,770)
                               --------  ------------  --------  ------------
Net change                       80,955  $    846,147   302,261  $  3,064,130
                               --------  ------------  --------  ------------
TOTAL NET CHANGE FOR FUND                $    511,008            $  4,998,610
                                         ------------            ------------
FOREIGN FRONTIER
ORDINARY SHARES:
Shares sold                     256,311  $  2,051,130   610,848  $  5,520,494
Shares issued in reinvestment
 of distributions                   --            --        --            --
Shares redeemed                 (16,415)     (133,962)  (22,311)     (180,045)
                               --------  ------------  --------  ------------
Net change                      239,896  $  1,917,168   588,537  $  5,340,449
                               --------  ------------  --------  ------------

-------------------------------------------------------------------------------

                          QUANTITATIVE GROUP OF FUNDS
                              55 Old Bedford Road
                               Lincoln, MA 01773
                                 1-800-331-1244

                                    MANAGER

                          Quantitative Advisors, Inc.
                              55 Old Bedford Road
                               Lincoln, MA 01773

                                    ADVISORS

  Boston International Advisors, Inc.            Numeric Investors L.P.
            75 State Street                        One Memorial Drive
            Boston, MA 02109                      Cambridge, MA 02142

      LBS Capital Management, Inc.        State Street Bank and Trust Company
  311 Park Place Boulevard, Suite 330             225 Franklin Street
          Clearwater, FL 34619                      Boston, MA 02110

                                  DISTRIBUTOR

                        U.S. Boston Capital Corporation
                              55 Old Bedford Road
                               Lincoln, MA 01773

                                   CUSTODIAN

                      State Street Bank and Trust Company
                              225 Franklin Street
                                Boston, MA 02110

                                 TRANSFER AGENT

                      Quantitative Institutional Services
                              55 Old Bedford Road
                               Lincoln, MA 01773

                            INDEPENDENT ACCOUNTANTS

                              Price Waterhouse LLP
                               160 Federal Street
                                Boston, MA 02110

                          QUANTITATIVE GROUP OF FUNDS


 55 Old Bedford Road           Lincoln, MA 01773                   800-331-1244

                 Distributed by U.S. Boston Capital Corporation